                                                       Registration Nos. 2-81614
                                                                        811-3658
                          - - - - - - - - - - - - - - -
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                          - - - - - - - - - - - - - - -
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                        Pre-Effective Amendment No. ____                   [ ]

                       Post-Effective Amendment No.  25                    [X]
                                       and

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY          [X]
                                   ACT OF 1940

                                 Amendment No. 26                          [X]

                        (Check appropriate box or boxes)
                          - - - - - - - - - - - - - - -

                    NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

                399 Boylston Street, Boston, Massachusetts 02116
          (Address of Principal Executive Offices, including Zip Code)

                                 (617) 578-1669
              (Registrant's Telephone Number, including Area Code)
                          - - - - - - - - - - - - - - -
                                Robert E. O'Hare
                             New England Funds, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                    Copy to:
                                John Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
                          - - - - - - - - - - - - - - -

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on September 1, 1998 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST
              (Prospectus and Statement of Additional Information)

                              CROSS REFERENCE SHEET

                           Items required by Form N-1A

Item No. of
Form N-1A                                 Caption in Prospectus
----------                                ---------------------

   1      . . . . . . . . .     Cover page

   2       . . . . . . . .      Schedule of Fees

   3       . . . . . . . .      Financial Highlights; Fund Yields; Additional
                                Facts about the Funds

   4       . . . . . . . .      Investment Objectives; How the Funds Pursue
                                Their Objectives; Fund Investments; Investment
                                Risks; Additional Facts about the Funds

   5       . . . . . . . .      Fund Management; Back Cover Page

   6       . . . . . . . .      Cover Page; Minimum Investment; 6 Ways to Buy
                                Fund Shares; Fund Dividend Payments; Income Tax
                                Considerations; Additional Facts about the
                                Funds

   7       . . . . . . . .      Cover page; 6 Ways to Buy Fund Shares;
                                Exchanging Among New England Funds; Back Cover
                                Page

   8       . . . . . . . .      5 Ways to Sell Fund Shares

   9       . . . . . . . .      None

Item No. of                               Caption in Statement of
Form N-1A                                  Additional Information
----------                                -----------------------

  10      . . . . . . . . .     Cover page

  11      . . . . . . . . .     Table of Contents

  12      . . . . . . . . .     Not Applicable

  13      . . . . . . . . .     Investment Objectives and Policies; Investment
                                Restrictions

  14      . . . . . . . . .     Management of the Funds

  15      . . . . . . . . .     Description of the Funds and Ownership of
                                Shares

  16      . . . . . . . . .     Investment Advisory, Distribution and Other
                                Services

  17      . . . . . . . . .     Portfolio Transactions

  18      . . . . . . . . .     Description of the Funds and Ownership of
                                Shares

  19      . . . . . . . . .     Purchase of Shares; Shareholder Services;
                                Redemptions; Net Income, Dividends and
                                Valuation; Taxes

  20      . . . . . . . . .     Net Income, Dividends and Valuation; Taxes

  21      . . . . . . . . .     Investment Advisory and Other Services

  22      . . . . . . . . .     Net Income, Dividends and Valuation; Taxes

  23      . . . . . . . . .     Financial Statements and Report of Independent
                                Accountants

[LOGO](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

NEW ENGLAND CASH MANAGEMENT TRUST
  MONEY MARKET SERIES

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST
(THE "FUNDS," AND EACH A "FUND")

PROSPECTUS AND APPLICATION -- September 1, 1998

FOR GENERAL INFORMATION ON THE FUNDS OR
ANY OF THEIR SERVICES AND FOR ASSISTANCE
IN OPENING AN ACCOUNT, CONTACT YOUR
INVESTMENT DEALER OR CALL THE
DISTRIBUTOR TOLL FREE AT 1-800-225-5478.

This prospectus concisely provides information that you should know about each of the Funds before investing. Please read it carefully and keep it for future reference.

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


New England Cash Management Trust - Money Market Series offers three classes of shares (Classes A, B and C) to the general public. New England Tax Exempt Money Market Trust offers Classes A and B only. Class A, Class B and Class C shares are offered at net asset value; however, under conditions described below, a contingent deferred sales charge (a "CDSC") is imposed upon redemption of Fund shares originally acquired by exchange of shares from any of the New England Stock or Bond Funds (the "Stock or Bond Funds"). See "Owning Fund Shares -- Exchanging Among New England Funds" and "Selling Fund Shares -- Contingent Deferred Sales Charges." Through a separate Prospectus, New England Cash Management Trust -- Money Market Series also offers an additional class of shares, Class Y shares, to certain institutional investors. To obtain more information about Class Y shares, please call New England Funds, L.P. (the Distributor) toll-free at 1-800-225-5478.

You can find more detailed information about the Funds in the Statement of Additional Information (the "Statement") dated September 1, 1998, which has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P., SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116, or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Funds and is incorporated into this Prospectus by reference. The SEC maintains a Web site (http://sec.gov) that contains the Statement, material incorporated by reference and other information regarding the Funds.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

----------------------------------------------------------------------------------------------------------------
                                TABLE OF CONTENTS
----------------------------------------------------------------------------------------------------------------


 Page
       FUND EXPENSES AND FINANCIAL INFORMATION
    1  Schedule of Fees                                     Sales charges, yearly operating expenses.
    2  Financial Highlights                                 Historical information on the Funds' performance.

----------------------------------------------------------------------------------------------------------------

       INVESTMENT STRATEGY
    4  Investment Objectives                                The investment goal for each Fund.
    4  Nvest Companies and the Funds' Adviser and           The Funds' adviser and subadviser are affiliates of
         Subadviser.                                        Nvest Companies.
    4  How The Funds Pursue Their Objectives
    4  Fund Investments                                     Descriptions of the types of securities in which
                                                            each Fund invests.

----------------------------------------------------------------------------------------------------------------

    6  INVESTMENT RISKS                                     Each Fund expects to maintain the net asset value
                                                            of its shares at $1.00, but it is important to
                                                            understand the risks inherent in a Fund before you
                                                            invest.

----------------------------------------------------------------------------------------------------------------

    7  FUND MANAGEMENT                                      Information about the Funds' adviser and
                                                            subadviser.

----------------------------------------------------------------------------------------------------------------

       BUYING FUND SHARES
    8  Minimum Investment                                   Everything you need to know to open and add to
    8  6 Ways to Buy Fund Shares                            a New England Funds account.
           [] Through your investment dealer
           [] By mail
           [] By wire transfer of Federal Funds
           [] By Investment Builder
           [] By electronic purchase through ACH
           [] By exchange from another New England Fund

----------------------------------------------------------------------------------------------------------------

       OWNING FUND SHARES
   10  Exchanging Among New England Funds                   New England Funds offers three convenient ways to
                                                            exchange Fund shares.

   11  Fund Dividend Payments

----------------------------------------------------------------------------------------------------------------

       SELLING FUND SHARES
   13  5 Ways to Sell Fund Shares                           How to withdraw money or close your account.
           [] Through your investment dealer
           [] By telephone
           [] By mail
           [] By check
           [] By Systematic Withdrawal Plan
   15  Contingent Deferred Sales Charges                    Class A and Class B shareholders who have exchanged
                                                            from the Stock or Bond Funds may be subject to a
                                                            CDSC upon redemption.

----------------------------------------------------------------------------------------------------------------

       FUND DETAILS
   16  Fund Yields                                          Additional information you may find important.
   16  Income Tax Considerations
   17  Additional Facts About The Funds


--------------------------------------------------------------------------------
                    FUND EXPENSES AND FINANCIAL INFORMATION
--------------------------------------------------------------------------------

SCHEDULE OF FEES

Expenses are one of several factors to consider when you invest in the Funds. The following tables summarize your maximum transaction costs from investing in the Funds and estimated annual expenses for each class of the Funds' shares. The Example on the following page shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class of shares of the Funds for the periods specified.

SHAREHOLDER TRANSACTION EXPENSES

                                                                                             NEW ENGLAND
                                                              NEW ENGLAND CASH                    TAX
                                                             MANAGEMENT TRUST --             EXEMPT MONEY
                                                             MONEY MARKET SERIES             MARKET TRUST

                                                    CLASS A        CLASS B        CLASS C        CLASS A        CLASS B
                                                    -------        -------        -------        -------        -------
Maximum Initial Sales Charge Imposed
  on a Purchase ......................               None           None           None           None           None
Maximum Contingent Deferred Sales
  Charge .............................               None*          None*          None*          None*          None*

* Shares of each class are sold without any sales charge. However, Class A, Class B and Class C shares may be subject to a contingent deferred sales charge if the shares were purchased by exchange from a Stock or Bond Fund. See
  "Selling Fund Shares--Contingent Deferred Sales Charges."

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


                                                                                              NEW ENGLAND
                                                              NEW ENGLAND CASH                    TAX
                                                             MANAGEMENT TRUST --             EXEMPT MONEY
                                                             MONEY MARKET SERIES             MARKET TRUST

                                                    CLASS A        CLASS B        CLASS C        CLASS A        CLASS B
                                                    -------        -------        -------        -------        -------
Management Fees (after voluntary fee
  waiver where indicated) ..............             0.42%          0.42%          0.42%         0.20%(1)      0.20%(1)
12b-1 Fees .............................             None           None           None          None          None
Other Expenses (after voluntary fee
  waiver where indicated) ..............             0.42%          0.42%          0.42%         0.45%         0.45%
Total Fund Operating Expenses (after
  voluntary fee waiver where indicated)              0.84%          0.84%          0.84%         0.65%(1)      0.65%(1)

(1) Without the voluntary fee waiver by the Fund's adviser and subadviser, Management Fees would be 0.40% and Total
    Fund Operating Expenses would be 0.85% for Class A and Class B shares. These voluntary limitations can be terminated by the Fund's adviser or subadviser at any time. See "Fund Management."


EXAMPLE

A $1,000 investment would incur the following expenses, assuming a 5% annual return and redemption at the end of each time period. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than shown.


                                                                NEW ENGLAND
                                                              NEW ENGLAND CASH                    TAX
                                                             MANAGEMENT TRUST --             EXEMPT MONEY
                                                             MONEY MARKET SERIES             MARKET TRUST

                                                    CLASS A        CLASS B        CLASS C        CLASS A        CLASS B
                                                    -------        -------        -------        -------        -------
                                                                     (1)                                          (1)
1 year .................................             $  9           $  9           $  9            $ 7            $ 7
3 years ................................             $ 27           $ 27           $ 27            $21            $21
5 years ................................             $ 47           $ 47           $ 47            $36            $36
10 years ...............................             $104           $104           $104            $81            $81


(1) Assumes CDSC does not apply to the redemption.

The purpose of this fee schedule is to help you understand the various costs and expenses that you will bear directly or indirectly if you invest in the Funds. For additional information about the Funds' fees and other expenses, see "Fund Management."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

FINANCIAL HIGHLIGHTS

(For Class A, B and C shares of New England Cash Management Trust - Money Market Series and for Class A and B shares of New England Tax Exempt Money Market Trust outstanding throughout the indicated periods.)


The Financial Highlights presented on pages 2 through 3 have been included in financial statements for the Funds. The financial statements have been examined by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon, which were unqualified, are incorporated by reference in the Statement and can be obtained by shareholders. The Financial Highlights should be read in conjunction with the financial statements and the notes thereto incorporated by reference in the Statement. Each Fund's annual report contains additional performance information and is available upon request and without charge.


NEW ENGLAND CASH MANAGEMENT TRUST -- MONEY MARKET SERIES


                                                                    YEAR ENDED JUNE 30,
                     --------------------------------------------------------------------------------------------------------------
                        1989       1990         1991       1992       1993       1994       1995       1996        1997       1998
                        ----       ----         ----       ----       ----       ----       ----       ----        ----       ----
Net asset value,
  beginning
  of period ........   $ 1.00      $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00
                       ------      ------      ------     ------     ------     ------     ------     ------      ------     ------
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income ...........   0.0816      0.0801      0.0693     0.0450     0.0275     0.0264     0.0469     0.0482      0.0467     0.0488
Net gains or losses
  on securities
  (both realized and
  unrealized) ......   0.0000      0.0000      0.0000     0.0000     0.0000     0.0000     0.0000     0.0002      0.0000     0.0000
                       ------      ------      ------     ------     ------     ------     ------     ------      ------     ------
Total income from
  investment
  operations .......   0.0816      0.0801      0.0693     0.0450     0.0275     0.0264     0.0469     0.0484      0.0467     0.0488
                       ------      ------      ------     ------     ------     ------     ------     ------      ------     ------
LESS DISTRIBUTIONS
Dividends (from net
  investment income)  (0.0816)    (0.0801)    (0.0693)   (0.0450)   (0.0275)   (0.0264)   (0.0469)   (0.0484)(a) (0.0465)   (0.0488)
Distributions (from
  net realized
  capital gains) ...   0.0000      0.0000      0.0000     0.0000     0.0000     0.0000     0.0000     0.0000     (0.0002)    0.0000
                       ------      ------      ------     ------     ------     ------     ------     ------      ------     ------
Total distributions   (0.0816)    (0.0801)    (0.0693)   (0.0450)   (0.0275)   (0.0264)   (0.0469)   (0.0484)    (0.0467)   (0.0488)
                       ------      ------      ------     ------     ------     ------     ------     ------      ------     ------
Net asset value, end
  of period ........   $ 1.00      $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00
                       ======      ======      ======     ======     ======     ======     ======     ======      ======     ======

Total return (%) ...     8.45        8.29        7.15       4.58       2.84       2.68       4.79       4.95        4.77       4.99
RATIOS/SUPPLEMENTAL
  DATA
Net assets, end of
  period (000) ..... $984,246  $1,140,852  $1,150,963   $925,077   $775,914   $699,369   $649,808   $663,621    $698,659   $607,406
Ratio of expenses to
  average net assets
  (%) ..............     0.72        0.67        0.68       0.73       0.79       0.84       0.88       0.90        0.88       0.84
Ratio of net income
  to average net
  assets (%) .......     8.21        8.00        6.92       4.56       2.78       2.65       4.67       4.85        4.66       4.88


(a)  Including net realized gain on investments.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST


                                                                  YEAR ENDED JUNE 30,
                      -----------------------------------------------------------------------------------------------------------
                         1989       1990       1991       1992       1993       1994       1995       1996       1997        1998
                         ----       ----       ----       ----       ----       ----       ----       ----       ----        ----
Net asset value,
  beginning
  of period ........    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00
                        ------     ------     ------     ------     ------     ------     ------     ------     ------      ------
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income ...........    0.0541     0.0544     0.0483     0.0337     0.0214     0.0208     0.0314     0.0327     0.0314      0.0323
Net gains or losses
  on securities
  (both realized and
  unrealized) ......    0.0000     0.0000     0.0000     0.0000     0.0000     0.0000     0.0000     0.0000     0.0001      0.0000
                        ------     ------     ------     ------     ------     ------     ------     ------     ------      ------
Total income from
  investment
  operations .......    0.0541     0.0544     0.0483     0.0337     0.0214     0.0208     0.0314     0.0327     0.0315      0.0323
                        ------     ------     ------     ------     ------     ------     ------     ------     ------      ------
LESS DISTRIBUTIONS
Dividends (from net
  investment income)   (0.0541)   (0.0544)   (0.0483)   (0.0337)   (0.0214)   (0.0208)   (0.0314)   (0.0327)   (0.0315)(a) (0.0323)
Distributions (from
  net realized
  capital gains) ...    0.0000     0.0000     0.0000     0.0000     0.0000     0.0000     0.0000     0.0000     0.0000     (0.0000)
                        ------     ------     ------     ------     ------     ------     ------     ------     ------      ------

Total distributions    (0.0541)   (0.0544)   (0.0483)   (0.0337)   (0.0214)   (0.0208)   (0.0314)   (0.0327)   (0.0315)    (0.0323)
                        ------     ------     ------     ------     ------     ------     ------     ------     ------      ------

Net asset value, end
  of period ........    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00
                        ======     ======     ======     ======     ======     ======     ======     ======     ======      ======

Total return (%) ...      5.53       5.56       4.93       3.41       2.20       2.10       3.18       3.32       3.20        3.28

RATIOS/SUPPLEMENTAL
  DATA
Net assets, end of
  period (000) .....   $65,433    $68,287    $72,634    $65,753    $56,555    $66,620    $67,797    $64,897    $67,736     $73,798
Ratio of expenses to
  average net
  assets (%)(b) ....      0.56       0.56       0.56       0.56       0.56       0.56       0.56       0.56       0.56        0.60
Ratio of net income
  to average net
  assets (%) .......      5.41       5.42       4.81       3.38       2.14       2.08       3.15       3.29       3.17        3.23


(a) Including net realized gain on investments.
(b) The ratio of expenses to average net assets without giving effect to the expense limitation described in Note 3 to the Financial
    Statements contained in the Statement would have been 0.74%, 0.76%, 0.76%, 0.76%, 0.83%, 0.89%, 0.85%, 0.90%, 0.85% and 0.85%
    for the years ended June 30, 1989, 1990, 1991, 1992, 1993, 1994, 1995, 1996, 1997 and 1998, respectively.

--------------------------------------------------------------------------------
                              INVESTMENT STRATEGY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES

NEW ENGLAND CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
(THE "MONEY MARKET FUND")
The Money Market Fund is a separate series of New England Cash Management Trust that seeks maximum current income consistent with preservation of capital and liquidity. The Money Market Fund invests in a variety of high quality money market instruments.

NEW ENGLAND TAX EXEMPT MONEY
MARKET TRUST (THE "TAX EXEMPT FUND")
The Tax Exempt Fund is a separate trust that seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity. The Tax Exempt Fund invests primarily in a diversified portfolio of high quality short-term fixed, variable and floating rate municipal obligations.

New England Cash Management Trust and New England Tax Exempt Money Market Trust are referred to in this prospectus as the "Trusts."

INVEST COMPANIES AND THE FUNDS' ADVISER AND SUBADVISER

The investment adviser and subadviser of each of the Funds are independently operated subsidiaries of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly traded company, listed on the New York Stock Exchange and through its subsidiaries or an affiliate manages over $135 billion in assets for individuals and institutions. The adviser and subadviser operate independently and are staffed by experienced investment professionals. The adviser and subadviser apply specialized knowledge and careful analysis to the pursuit of each Fund's objectives.


NEW ENGLAND FUNDS MANAGEMENT, L.P. ("NEFM") is investment adviser of each of the Funds, as well as most of the other New England Funds.


BACK BAY ADVISORS(R), L.P. ("BACK BAY ADVISORS"), subadviser of each of the Funds, manages over $8 billion in assets, primarily mutual fund and institutional fixed-income portfolios.


HOW THE FUNDS PURSUE THEIR OBJECTIVES
Investments in each Fund will be pooled with money from other investors in that Fund to invest in a managed portfolio consisting of securities appropriate to the Fund's investment objective and policies, as described below. There can be no assurance that any Fund will achieve its objective.

FUND INVESTMENTS

[] MONEY MARKET FUND

   The Money Market Fund invests in certificates of deposit, bankers' acceptances and other dollar-denominated obligations of banks whose net assets exceed $100 million. Up to 100% of the Fund's assets may be invested in these kinds of obligations. These obligations may be issued by U.S. banks or their foreign branches, or foreign banks (including their U.S. or London branches), subject to the conditions set forth in the Statement.

   The Fund may invest in commercial paper and other corporate debt obligations that satisfy the Fund's quality and maturity standards.

   The Fund may invest in "U.S. Government Securities," which term, as used in this prospectus, includes all securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities. Some U.S. Government Securities are backed by the full faith and credit of the United States, some are supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations (e.g., obligations of the Federal National Mortgage Association), some by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association).

   The Fund may also invest in repurchase agreements of domestic banks or broker-dealers relating to any of the above. In repurchase agreements, the Fund buys a security from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the security from the Fund at a higher price at a later date.

   All of the Fund's investments at the time of purchase (other than U.S. Government Securities and repurchase agreements relating thereto) will be rated in the highest rating category by a major rating agency or, if unrated, will be of comparable quality as determined by the Fund's subadviser under guidelines approved by New England Cash Management Trust's trustees.

[] TAX EXEMPT FUND
   The Tax Exempt Fund invests in notes, commercial paper and bonds which pay interest that, in the opinion of the issuer's counsel, is exempt from federal income tax ("Municipal Securities"). Municipal Securities are generally issued by states and local governments and their agencies. The Fund will only invest in Municipal Securities which are:

   -- short-term notes rated MIG-2 or better by Moody's Investors Service, Inc. ("Moody's") or SP-2 or better by Standard & Poor's Ratings Group ("S&P");

   -- municipal bonds rated Aa or better by Moody's or AA or better by S&P with a remaining maturity of 397 days or less whose issuer has comparable short-term obligations that are rated in the top rating category by Moody's or S&P; or

   -- other types of Municipal Securities, including commercial paper, rated P-2 by Moody's or A-2 by S&P or unrated Municipal Securities determined to be of comparable quality by the Fund's subadviser under guidelines approved by New England Tax Exempt Money Market Trust's trustees, subject to any limitations imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended.

   Some of these may be variable or floating rate Municipal Securities, which pay a rate of interest adjusted on a periodic basis and determined by reference to a prescribed formula. Such obligations may be subject to prepayment without penalty, at the option of either the Fund or the issuer.

   The interest on certain types of Municipal Securities, known as "private activity" bonds, is an item of tax preference, subject to the federal alternative minimum tax with a maximum rate of 28%. The Fund has instituted procedures to avoid investment in "private activity" Municipal Securities in order to reduce the possibility that Fund dividends will constitute an item of tax preference. However, there can be no assurance that these procedures will be totally effective. The Fund intends to continue these procedures so long as it deems them necessary and prudent. Shareholders should be aware that, while these procedures are in effect, the Fund will not be able to invest in the full range of issues available in the Municipal Securities market. The Fund's investments in Municipal Securities that are subject to the federal alternative minimum tax, together with other investments the interest on which is subject to the alternative minimum tax, will not normally exceed 20% of Fund investments.

   The interest on Municipal Securities issued after August 15, 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

   The Fund may also invest some of its assets in cash or taxable, high-quality money market securities eligible for purchase by the Money Market Fund. However, unless it has adopted a temporary defensive position, it is a fundamental policy of the Fund to invest at least 80% of its net assets in Municipal Securities.

   The Fund may buy Municipal Securities on a when-issued basis, and may buy Municipal Securities from a broker-dealer with the right to sell them back at a certain time and price (puts). These practices, as well as repurchase agreements, may present risks in addition to those associated with Municipal Securities generally.

   The issuer of a Municipal Security may make payments from money raised through a variety of sources, such as (1) the issuer's general taxing power,
   (2) a specific type of tax such as a property tax or (3) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

[] BOTH FUNDS
   All investments of the Funds mature in 397 days or less, and the average maturity of the investments of each Fund is 90 days or less. The maturity of repurchase agreements is calculated by reference to the repurchase date, not by reference to the maturity of the underlying security. All investments of each Fund will be in U.S. dollars and will be determined to present minimal credit risks by the subadviser under guidelines established by the Trusts' trustees.


   It is a fundamental policy of each Fund that no more than 10% of the net assets of the Fund are to be invested in illiquid securities, including repurchase agreements with maturities of more than seven days.


   Note: Except for each Fund's investment objective and each Fund's policies that are explicitly described as fundamental in this prospectus or in the Statement, the investment policies of the Funds may be changed without shareholder approval or prior notice.

   The Funds will make all of their investments in a manner which complies with Rule 2a-7 under the Investment Company Act of 1940.

--------------------------------------------------------------------------------
                                INVESTMENT RISKS
--------------------------------------------------------------------------------


It is important to understand the following risks inherent in investing in the Funds before you invest.

By investing only in high-quality, short-term securities, each Fund seeks to minimize risk. Although changes in interest rates can change the market value of a security, the Funds expect those changes to be minimal and that each Fund will be able to maintain the net asset value of its shares at $1.00, although this value cannot be guaranteed. The price stability and liquidity of the Tax Exempt Fund may not be equal to that of a taxable money market fund, because the market for Municipal Securities is not as broad as the market for taxable money market instruments and because the average portfolio maturity is likely to be greater for the Fund than for a taxable money market fund.

All repurchase agreements entered into by the Funds provide that the seller's obligations must be fully collateralized at all times. A Fund may, however, face various delays and risks of loss if the seller defaults.

The Money Market Fund's holdings of obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.


--------------------------------------------------------------------------------
                                FUND MANAGEMENT
--------------------------------------------------------------------------------

NEFM, 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. NEFM oversees, evaluates and monitors the subadvisory services provided to each Fund and furnishes general business management and administration to each Fund. NEFM does not determine what investments will be purchased by the Funds.


Back Bay Advisors, 399 Boylston Street, Boston, Massachusetts 02116, is the subadviser of each of the Funds. Back Bay Advisors provides discretionary investment management services to mutual funds and other institutional investors. Formed in 1986, Back Bay Advisors now manages a total of over $8 billion of assets, primarily mutual fund and institutional fixed-income portfolios.

The transfer and dividend paying agent for the Funds is New England Funds Service Corporations ("NEFSCO"), 399 Boylston Street, Boston, Massachusetts 02116. NEFSCO has subcontracted certain of its obligations as such to State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110.

The general partners of Back Bay Advisors, NEFM, and the Distributor, and the sole shareholder of NEFSCO, are special purpose corporations that are indirect, wholly-owned subsidiaries of Nvest Companies. Nvest Companies' managing sole general partner, Nvest Corporation is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a mutual life insurance company. MetLife owns in the aggregate, directly and indirectly, approximately 47% of the outstanding limited partnership interests in Nvest Companies. Nvest Companies' advising general partner, Nvest, L.P., is a publicly-traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest, L.P.

Subject to the supervision of NEFM, Back Bay Advisors manages each Fund in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities for the Fund and employs professional advisers and securities analysts who provide research services relating to the Fund.

In addition to overseeing the management of the Funds as conducted by Back Bay Advisors, NEFM provides executive and other personnel for the management of the Trusts. Each Trust's Board of Trustees supervises the affairs of that Trust as conducted by NEFM and Back Bay Advisors.


Each Fund pays NEFM a management fee at an annual rate set forth in the following table, reduced by the amounts of any subadvisory fee payable by the Fund to Back Bay Advisors (as described below).

                             PERCENTAGE OF AVERAGE DAILY NET ASSETS
                               OF THE FUND MANAGEMENT FEE PAID BY
                                FUND TO NEFM (AS A PERCENTAGE OF
        FUND                 AVERAGE DAILY NET ASSETS OF THE FUND)
        ----                 --------------------------------------
Money Market Fund            0.425% of the first $500 million
                             0.400% of the next $500 million
                             0.350% of the next $500 million
                             0.300% of the next $500 million
                             0.200% of amounts in excess of $2
                             billion

Tax Exempt Fund              0.400% of million the first $100
                             million
                             0.300% of amounts in excess of $100
                             million

Each Fund pays Back Bay Advisors a subadvisory fee at an annual rate set forth in the following table:

                              SUBADVISORY FEE PAYABLE TO BACK BAY
                                ADVISORS (AS A PERCENTAGE OF THE
        FUND                 AVERAGE DAILY NET ASSETS OF THE FUND)
        ----                 --------------------------------------
Money Market Fund            0.205% of the first $500 million
                             0.180% of the next $500 million
                             0.160% of the next $500 million
                             0.140% of the next $500 million
                             0.120% of amounts in excess of $2
                             billion

Tax Exempt Fund              0.20% of the first $100 million
                             0.15% of amounts in excess of $100
                             million

In addition to the management fees paid to NEFM and the subadvisory fees paid to Back Bay Advisors, each Fund pays the Distributor for providing certain accounting and administrative services. The amount of the payments is based on the allocated costs that the Distributor incurs in providing these services.


Until further notice to the Tax Exempt Fund, NEFM and Back Bay Advisors have each agreed to proportionately reduce their fees and, if necessary, to bear certain expenses associated with operating the Fund (not including fees payable to the trustees of the Tax Exempt Fund who are not "interested persons" thereof) to the extent necessary in order to limit those fees and expenses to an annual rate of 0.65% of the Fund's average daily net assets. NEFM and Back Bay Advisors may terminate these voluntary limitations at any time. In such event, the Fund would supplement its prospectus.


--------------------------------------------------------------------------------
                               BUYING FUND SHARES
--------------------------------------------------------------------------------


MINIMUM INVESTMENT

$2,500 is the minimum for an initial investment in a Fund, and $100 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

[] $25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, SEP, SIMPLE Plans, 403(b)(7) retirement plans and certain other retirement plans.

[] $100 on initial and subsequent investments for automatic investing through the Investment Builder program.

[] $250 on initial and $100 on subsequent investments for retirement plans with tax benefits such as corporate pension and profit sharing plans and Keogh plans.

[] $500 on initial and $100 on subsequent investments for IRAs.

[] $2,000 on initial and $100 on subsequent investments for accounts registered under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

6 WAYS TO BUY FUND SHARES


The Money Market Fund offers four classes of shares, Class A, Class B, Class C, and Class Y, and the Tax Exempt Fund offers two classes of shares, Class A and Class B, in order to enable investors in these classes of the Stock or Bond Funds to invest in money market shares. The Stock Funds are: New England Growth Fund, New England International Equity Fund, New England Star Advisers Fund, New England Star Worldwide Fund, New England Star Small Cap Fund, New England Capital Growth Fund, New England Value Fund, New England Growth Opportunities Fund, New England Balanced Fund, New England Equity Income Fund and, New England Bullseye Fund. The Bond Funds are: New England High Income Fund, New England Strategic Income Fund, New England Government Securities Fund, New England Bond Income Fund, New England Limited Term U.S. Government Fund, New England Adjustable Rate U.S. Government Fund, New England Municipal Income Fund, New England Massachusetts Tax Free Income Fund, New England Intermediate Term Tax Free Fund of California and New England Tax Free Income Fund of New York (formerly, New England Intermediate Term Tax Free Fund of New
York).

To determine which class of shares is appropriate for you, see "Owning Fund Shares--Exchanging Among New England Funds." You may purchase shares in the following ways:

USING NEW ENGLAND FUNDS PERSONAL ACCESS
LINE(TM) 1-800-346-5984


NEW ENGLAND FUNDS PERSONAL ACCESS
LINE(TM), NEW ENGLAND FUNDS' AUTOMATED
SERVICE SYSTEM, GIVES YOU 24-HOUR ACCESS
TO YOUR ACCOUNT. THROUGH YOUR TOUCH-
TONE TELEPHONE, YOU CAN RECEIVE YOUR
ACCOUNT BALANCE, YOUR RECENT
TRANSACTIONS, FUND PRICES AND RECENT
PERFORMANCE INFORMATION. YOU CAN ALSO
PURCHASE, SELL OR EXCHANGE CLASS A
SHARES OF ANY NEW ENGLAND FUND. FOR MORE
INFORMATION ABOUT NEW ENGLAND FUNDS
PERSONAL ACCESS LINE(TM), CALL US AT
1-800-225-5478 BETWEEN 8:00 A.M. AND
7:00 P.M. (EASTERN TIME).

[Graphic Omitted]  THROUGH YOUR INVESTMENT DEALER:

Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

[Graphic Omitted]    BY MAIL:

FOR AN INITIAL INVESTMENT, simply complete an application and return it, with a check payable to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.


FOR SUBSEQUENT INVESTMENTS, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction (including your account number) or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

All purchases made by check should be in U.S. dollars and made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Third party checks will generally not be accepted except under certain circumstances approved by the Distributor. When purchases are made by check or periodic account investment, redemptions may not be allowed until the investment being redeemed has been in the account for a minimum of ten calendar days.


[Graphic Omitted]  BY WIRE TRANSFER OF FEDERAL FUNDS:

FOR AN INITIAL INVESTMENT, call us at 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business to obtain an account number and wire transfer instructions.


FOR SUBSEQUENT INVESTMENTS, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit Fund (Fund name and class of shares), Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the Funds are open for business. Your bank may charge a fee for this service.


[Graphic Omitted]  BY INVESTMENT BUILDER:

By Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

FOR AN INITIAL INVESTMENT, please indicate that you would like to begin an automatic investment plan through Investment Builder on the enclosed application. Indicate the amount of the monthly investment and enclose a check marked "Void" or a deposit slip from your bank account.

TO ADD INVESTMENT BUILDER TO AN EXISTING ACCOUNT, please call us at 1-800-225-5478 for a Service Options Form.


TO MAKE INVESTING EVEN EASIER, YOU CAN ALSO ORDER
PERSONALIZED INVESTMENT SLIPS BY CALLING
1-800-225-5478 BETWEEN 8:00 A.M. AND 7:00 P.M.
(EASTERN TIME).


[Graphic Omitted]  BY ELECTRONIC PURCHASE THROUGH ACH:

You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.


To purchase through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. You may also purchase shares through ACH by calling New England Funds Personal Access Line
(TM) at 1-800-346-5984 twenty-four hours a day. Under normal circumstances, the New York Stock Exchange (the "Exchange") closes at 4:00 p.m. (Eastern time). Purchase orders through ACH or New England Funds Personal Access Line(TM) will be complete only upon receipt by New England Funds of funds from your bank and, on the day that funds are received, will be processed at the net asset value next determined at the close of regular trading on the Exchange on days that the Exchange is open. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.


[Graphic Omitted]  BY EXCHANGE FROM ANOTHER NEW ENGLAND FUND:

You may also purchase shares of a Fund by exchanging shares from another Fund or a Stock or Bond Fund. Please see "Owning Fund Shares--Exchanging Among New England Funds" for complete details.

GENERAL
All purchase orders are subject to acceptance by the Funds and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank and Trust Company ("State Street Bank"). However, orders received by your investment dealer before the close of trading on the Exchange and transmitted to the Distributor by 5:00 p.m., Eastern time, on the same day (or, under limited circumstances, such other times as may be agreed upon the dealer and the Distributor) will be effected at the net asset value determined on that day. Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of sale of shares.

Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from New England Funds, L.P. (the "Servicing Agent"). The Funds' "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B or Class C shares. If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

--------------------------------------------------------------------------------
                               OWNING FUND SHARES
--------------------------------------------------------------------------------

EXCHANGING AMONG NEW ENGLAND FUNDS


CLASS A SHARES
You or your investment dealer can exchange some or all of your Class A shares of a Fund for Class A shares of the other Fund described in this prospectus with no sales charge, or exchange some or all of your Class A shares of a Fund which have not previously been subject to a sales charge for Class B shares of either Fund described in this prospectus or for Class C shares of the Money Market Fund with no sales charge. Class A, Class B or Class C shares of a Fund acquired by exchange from either another Fund or a Stock or Bond Fund will be subject to a CDSC if, and to the same extent as, the shares exchanged were subject to a CDSC.


Class A Fund shares on which no sales charge was previously paid may be exchanged (i) for Class A shares of any of the Stock or Bond Funds on the basis of relative net asset value plus the sales charge applicable to initial purchases of Class A shares of the Stock or Bond Fund into which you are exchanging, or (ii) for Class B or Class C shares of any of the Stock or Bond Funds on the basis of relative net asset value, subject to the CDSC schedule of the Stock or Bond Fund into which you are exchanging.


Class A Fund shares which have previously been subject to a sales charge may be exchanged on the basis of relative net asset value, without the payment of a sales charge, for Class A shares of any of the Stock or Bond Funds, except as described in the remainder of this paragraph, but may not be exchanged for Class B or Class C shares of the Stock and Bond Funds. The absence of sales charges on exchanges described in the previous sentence is subject to two exceptions: (i) Class A shares of a Fund acquired through exchange from Class A shares of New England Intermediate Term Tax Free Fund of California (the "California Fund") may be exchanged for Class A shares of another Stock or Bond Fund at net asset value only if you held the California Fund shares for at least six months; otherwise, you will pay the difference between any sales charge you have already paid on your California Fund shares and the higher sales charge of the Stock or Bond Fund into which you are exchanging; and (ii) if Class A shares of a Fund acquired through exchange from Class A shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") are exchanged for shares of another Stock or Bond Fund that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the Stock or Bond Fund into which you are exchanging.

AUTOMATIC EXCHANGE PLAN

THE FUNDS HAVE AN AUTOMATIC EXCHANGE
PLAN UNDER WHICH SHARES OF A FUND ARE
AUTOMATICALLY EXCHANGED EACH MONTH FOR
SHARES OF THE SAME CLASS OF ANY OTHER
FUND OR STOCK OR BOND FUND SUBJECT TO
THE APPROPRIATE SALES CHARGE OR CDSC.
THE MINIMUM MONTHLY EXCHANGE AMOUNT
UNDER THE PLAN IS $100. THERE IS NO FEE
FOR EXCHANGES MADE PURSUANT TO THIS
PROGRAM.


CLASS B SHARES
You can exchange some or all of your Class B shares of a Fund for Class B shares of the other Fund described in this prospectus with no sales charge. Class B shares of a Fund may be exchanged for Class B shares of any of the Stock or Bond Funds on the basis of relative net asset value, subject to the CDSC schedule of the Stock or Bond Fund acquired. For purposes of computing the CDSC payable upon redemption of shares acquired by such exchange, and the conversion of such shares to Class A shares, the holding period of any Class B Stock or Bond Fund shares that were exchanged for Class B shares of a Fund is included, but the holding period of the Class B shares of a Fund is not included. See "Selling Fund Shares--Contingent Deferred Sales Charges."

CLASS C SHARES
Class C shares of the Money Market Fund may be exchanged for Class C shares of any of the Stock or Bond Funds which offer Class C shares on the basis of relative net asset value, subject to the CDSC schedule of the Stock or Bond Fund acquired. For purposes of computing the CDSC payable upon redemption of shares acquired by such exchange, the holding period of any Class C Stock or Bond Fund shares that were exchanged for Class C shares of the Money Market Fund is included, but the holding period of the Class C shares of the Money Market Fund is not included. See "Selling Fund Shares--Contingent Deferred Sales Charges."

TO MAKE AN EXCHANGE, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business, write to New England Funds or call New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty-four hours a day. Exchange requests after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day the Exchange is open. The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), except that, under the Automatic Exchange Plan, the minimum is $100. All exchanges are subject to the eligibility requirements of the Fund or Stock or Bond Fund into which you are exchanging. Also, see "Selling Fund Shares-- Contingent Deferred Sales Charges." In connection with an exchange into a Stock or Bond Fund, you must obtain and carefully read a current prospectus of the Stock or Bond Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such Stock or Bond Fund may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. The Servicing Agent will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for losses due to unauthorized or fraudulent instructions. The Servicing Agent will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will tape record your instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

MARKET TIMER RESTRICTIONS. Purchases and exchanges into the Funds should be made for investment purposes only. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) when such transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Without limiting the generality of the foregoing, the Funds and the Distributor reserve the right to restrict (e.g., by limiting to a specified maximum dollar amount) purchases and exchanges for the account of "market timers." An account will be deemed to be the account of a market timer if (i) more than two exchange purchases of a given Fund are effected for the account in a calendar quarter or (ii) the account effects one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

FUND DIVIDEND PAYMENTS

Each Fund pays out as dividends substantially all of the net investment income from interest it receives from its investments. The dividends of each Fund are declared daily and paid to you monthly. If all of your shares of a Fund are redeemed at any time during a month, all dividends accrued to date will be paid together with the redemption proceeds. Dividends are automatically reinvested in more shares. If you prefer, you may receive them in cash by selecting that option on your account application. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will be automatically changed and your future dividends will be reinvested.

------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        DIVIDEND DIVERSIFICATION PROGRAM
--------------------------------------------------------------------------------

You may also establish a dividend diversification program, which allows you to have all dividends and any other distributions from either class of the Funds automatically invested in shares of the same class of a Stock or Bond Fund. Class A Fund shareholders may also have dividends and distributions automatically invested in Class C shares of a Stock or Bond Fund. For Class A shareholders, investments will be made at the appropriate public offering price, which may include a sales charge. For Class B and Class C shareholders, shares acquired through this program will be subject to a CDSC if they are redeemed from the account. This program is subject to any investor eligibility requirements of the Stock or Bond Fund and to state securities law requirements. Dividends will be invested in the selected Stock or Bond Fund's shares on the dividend payable date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in a Stock or Bond Fund is being established, the minimum investment requirements of that fund must be met. Before establishing a dividend diversification program into any Stock or Bond Fund, you must obtain and carefully read a copy of that Stock or Bond Fund's prospectus.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              SELLING FUND SHARES
--------------------------------------------------------------------------------

5 WAYS TO SELL FUND SHARES
You may sell shares of the Funds in the following ways:

[Graphic Omitted]  THROUGH YOUR INVESTMENT DEALER:

Call your authorized investment dealer for information.

[Graphic Omitted]  BY TELEPHONE:

You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, you may redeem either class of shares by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. Class A shares only may also be redeemed by calling New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty-four hours a day.

Redemption requests accepted after the Exchange has closed (4:00 p.m. [Eastern time]) will be processed at the next-determined net asset value. The proceeds (less any applicable CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

You may elect this service on your initial application or you may add it later or change bank information by completing the Service Options Form (with a signature guarantee), available through your investment dealer or by calling 1-800-225-5478. Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System.

Mailed to Your Address of Record -- All classes of shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business and requesting that a check for the proceeds (LESS ANY APPLICABLE CDSC) be mailed to the address on your account, provided that the address has not changed during the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to your address of record on the business day after your redemption request is received.

Through ACH -- Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. The proceeds (less any applicable CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule. Class A shareholders may also redeem shares by calling New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty-four hours a day.

Redemptions will be processed the day your telephone call is made if it is made prior to 4:00 p.m. (Eastern time). Orders submitted through New England Funds Personal Access Line(TM) or ACH after 4:00 p.m. (Eastern time), or after the Exchange closes, if it closes earlier than 4:00 p.m., will be accepted and processed the next business day.

[Graphic Omitted]  BY MAIL:

You may redeem your shares at their net asset value (LESS ANY APPLICABLE CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on the confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by the Servicing Agent. See the Statement. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Funds recommend that certificates be sent by registered mail.

[Graphic Omitted]  BY CHECK:

For Class A shares only, you may select the checkwriting option on your application and complete the attached signature card. You may add checkwriting to an existing account by completing the Service Options Form (with a signature guarantee) available through your investment dealer or by calling 1-800-225-5478. The Fund will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $250 or more, except that qualified corporate retirement plans and certain other corporate accounts may write checks for any amount. The checkwriting privilege does not apply to shares for which you have requested share certificates to be issued. Checkwriting is not available for investor accounts containing Class A shares subject to a CDSC.

If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. The Funds and the Distributor are in no way responsible for any checkwriting account established with State Street Bank.

You may not close your Fund account by withdrawal check, because the exact balance of your account will not be known until after the check is received by State Street Bank.

[Graphic Omitted]  BY SYSTEMATIC WITHDRAWAL PLAN:

You may establish a Systematic Withdrawal Plan which allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account (based on the day you establish your plan). Redemptions of shares pursuant to the plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer.


GENERAL. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. Eastern time (or, under limited circumstances, such other time as may be agreed upon between the dealer and the Distributor) on the same day will receive that day's net asset value). In certain cases where shares were acquired by exchanging shares of a Stock or Bond Fund, however, redemption proceeds will be reduced by the amount of any applicable CDSC that would have been imposed on a redemption of shares of the Stock or Bond Fund. See "Contingent Deferred Sales Charges" below. Redemption proceeds will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within ten days after such purchase or transfer, a Fund may withhold redemption proceeds until the Fund knows that the check or funds have cleared.


During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply to redemptions under powers of attorney. Please call the Distributor or your investment dealer for more information.

Telephone redemptions are not available for tax-qualified retirement plans or for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

The funds reserve the right to suspend account services or refuse transaction requests when notice has been received of a dispute between the registered or beneficial owners of an account or there is suspicion or evidence that a fraudulent act may results.


CONTINGENT DEFERRED SALES CHARGES

Shares of the Funds are sold without any sales charge at the time of purchase. CLASS A -- Class A shares of a Fund acquired through exchange of Class A shares of a Stock or Bond Fund that were subject to a CDSC of 1% at the time of the exchange will be subject to a CDSC of 1% upon redemption. If such shares are exchanged for Class A shares of a Stock or Bond Fund rather than redeemed, then the Class A Stock or Bond Fund shares will be subject to a 1% CDSC if redeemed within one year after the original purchase of the Stock and Bond Fund shares exchanged for the Class A shares of a Fund; the time that Class A Fund shares are held is not included in the holding period used to determine the applicability of a Stock or Bond Fund's Class A CDSC. CLASS B -- Class B shares of a Fund will be subject to a CDSC upon redemption if the shares were acquired by exchange of Class B shares of a Stock or Bond Fund which were subject to a CDSC at the time of the exchange, at the rate applicable to redemptions of the Stock or Bond Fund at such time. If such shares are exchanged for Class B shares of a Stock or Bond Fund rather than redeemed, then the Class B Stock or Bond Fund shares will continue to be subject to a CDSC during the applicable period. The time that Class B shares of a Fund are held is not included in the holding period used to determine the CDSC (and conversion to Class A shares). The CDSC schedule for Class B Stock on Bond Fund shares may depend on when the shares were originally purchased. Investors are referred to the prospectus of the relevant Stock or Bond Fund for a description of the applicable CDSC. Class C shares of the Money Market Fund will be subject to a CDSC upon redemption if the shares were acquired by exchange of Class C shares of a Stock or Bond Fund which were subject to a CDSC at the time of exchange. If such shares are exchanged for Class C shares of a Stock or Bond Fund rather than redeemed, then the Class C Stock or Bond Fund shares will continue to be subject to a CDSC during the applicable period. The time that Class C shares of the Money Market Fund are held is not included in the holding period used to determine the CDSC. For Class C Stock or Bond Fund shares purchased on or after March 1, 1998, a 1% CDSC applies to redemptions made within the first 12 months following the purchase date.

Shareholders may obtain copies of prospectuses of the New England Funds by telephoning 1-800-255-5478 or by writing to:


New England Funds, L.P.
P.O. Box 8551
Boston, Massachusetts 02266-8551

--------------------------------------------------------------------------------
                                  FUND DETAILS
--------------------------------------------------------------------------------

FUND YIELDS

The yield is different for each Fund because each invests in different types of securities. For current yield information, shareholders or their investment representatives may call New England Funds Personal Access Line(TM) 24 hours a day at 1-800-346-5984.

INCOME TAX CONSIDERATIONS


As long as a Fund distributes substantially all its net investment income, net tax-exempt income and net short-term capital gains, if any, to its shareholders, it will not pay federal income tax on the amounts distributed.

The Funds usually do not realize a substantial amount of long-term capital gains. If a Fund does, it will distribute them annually and they will be taxable to you as long-term capital gains (generally taxes at a 20 percent tax rate for noncorporate shareholders), whether received in cash or additional shares and regardless of how long you have held your shares. Some 1998 distributions of gain realized in 1997 may be subject to tax at a 28 percent rate. No distribution from any Fund is expected to be eligible for the dividends-received deduction for corporations.

To avoid certain excise taxes, each Fund must distribute by December 31 each year virtually all of its ordinary income realized in that year, and all of any previously undistributed capital gain net income it realized in the twelve months ending October 31 of that year. Certain dividends declared by a Fund in October, November or December, but not actually received by you until January, will be treated for federal tax purposes as though you had received them on December 31.


The Distributor will send you and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to you during the preceding year. You should consult your tax adviser about any state or local taxes that may apply to such distributions. BE SURE TO KEEP THIS STATEMENT AS A PERMANENT RECORD. A FEE MAY BE CHARGED FOR ANY DUPLICATE INFORMATION REQUESTED.


The Money Market Fund is required to withhold 31% of all income dividends and capital gain distributions it pays to you and 31% of gross proceeds of Fund shares you redeem if (i) you do not provide a correct, certified taxpayer identification number, (ii) the Fund is notified that you have underreported income in the past, or (iii) you fail to certify to the Fund that you are not subject to such federal back-up withholding. In addition, the Money Market Fund is required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification. Similar withholding requirements apply to the Tax Exempt Fund, except that such requirements will not apply to dividends from the Tax Exempt Fund if at least 95% of the Fund's dividends for any year are "exempt-interest dividends" (dividends derived from interest on Municipal Securities).


[] MONEY MARKET FUND
   Dividends and distributions of short-term capital gains, if any, are taxable to you as ordinary income, whether paid in cash or in additional shares.

   DIVIDENDS DERIVED FROM INTEREST ON U.S. GOVERNMENT SECURITIES MAY BE EXEMPT FROM STATE AND LOCAL TAXES. THE FUND INTENDS TO ADVISE SHAREHOLDERS OF THE PROPORTION OF ITS DIVIDENDS DERIVED FROM SUCH INTEREST. BEFORE INVESTING IN THE FUND, YOU SHOULD CHECK THE CONSEQUENCES OF YOUR LOCAL AND STATE TAX LAWS, AND OF ANY RETIREMENT PLAN OFFERING TAX BENEFITS.

[] TAX EXEMPT FUND
   You may exclude from your gross income on your federal tax return any "exempt-interest dividends" received from the Fund. However, if you receive social security benefits, you may be taxed on a portion of those benefits as a result of receiving tax exempt income. Also, if the Fund invests in private activity Municipal Securities, a portion of the Fund's dividends may constitute a tax preference item subject to the alternative minimum tax. In addition, all exempt-interest dividends will constitute an item of "adjusted current earnings" (although not taxable income) to corporate shareholders, which may in certain circumstances give rise to alternative minimum tax liability.

   Other dividends and short-term capital gains, if any, are taxable to you as ordinary income, whether paid in cash or additional shares.

   The federal exemption for "exempt-interest dividends" does not necessarily result in an exemption from state and local taxes. DISTRIBUTIONS OF "EXEMPT-INTEREST DIVIDENDS" MAY BE EXEMPT FROM STATE AND LOCAL TAXATION TO THE EXTENT THEY ARE DERIVED FROM THE STATE OR LOCALITY IN WHICH YOU RESIDE. THE FUND WILL REPORT ANNUALLY ON A STATE-BY-STATE BASIS THE SOURCE OF INCOME THE FUND RECEIVES ON MUNICIPAL SECURITIES WHICH WAS PAID OUT AS DIVIDENDS DURING THE PRECEDING YEAR.

   Note: The information above is only a summary of applicable tax law. You should consult your own tax adviser for more information about the tax consequences of an investment in the Funds.


ADDITIONAL FACTS ABOUT THE FUNDS


[] If the balance in your account with a Fund is less than a minimum dollar amount set by the trustees of the Trusts (currently $1,000 for all accounts, except for those indicated below), the Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of a Fund's intention to close the account and will have 60 days immediately following the notice in which to bring the account up to the minimum. The minimum does not apply to Keogh, pension and profit sharing plans, automatic investment plans, or accounts established in conjunction with New England Securities Brokerage Services.


[] Each Trust offers only its own shares for sale. In some circumstances, a Trust might be held liable to shareholders of the other Trust for misstatements, if any, contained in this combined prospectus. The trustees of the Trusts have considered this possible liability and have approved the use of a combined prospectus.


[] Assets of each Fund normally are valued at amortized cost on each day that the Exchange is open for trading. Net asset value per share is determined by dividing each Fund's net assets by the total number of Fund shares outstanding. Each Fund's net assets are equal to the value of its investments and its other assets minus its liabilities.

[] Shares of each Fund are freely transferable and are entitled to be voted at shareholder meetings. Each Fund holds shareholder meetings only when required rather than on an annual basis. Shareholders of a Trust may remove the trustees of that Trust from office by votes cast at a shareholder meeting or by written consent.

[] The Money Market Fund is a series of New England Cash Management Trust, a
   Massachusetts business trust organized on June 5, 1980. The Tax Exempt Fund is a Massachusetts business trust organized on January 18, 1983. Each Fund is registered as a diversified open-end management investment company under the Investment Company Act of 1940 and is authorized to issue an unlimited number of full and fractional shares.

[] Each Fund may include its yield in advertisements or other written sales material. Yield may be either the yield for a particular seven-day period (stated on an annualized basis), or an "effective yield" calculated by assuming that an investor reinvests all Fund dividends throughout a one- year period and that the Fund earns net income for the entire year at the same rate as net income is earned during a particular seven-day period. The Tax Exempt Fund may also advertise its taxable-equivalent yield, which is the taxable yield an investor would have to earn to receive the equivalent of the Fund's yield after payment of federal income tax (assuming a particular federal income tax rate).

   Each Fund may also show illustrations of how the value of an account with the Fund would have grown over past time periods, assuming that all dividends paid to that account were immediately reinvested in shares of the Fund.

[] New England Funds, L.P., 399 Boylston Street, Boston, MA 02116, is the transfer and dividend paying agent for each Fund. It has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

[] Each Fund's annual report contains additional performance information and is available upon request and without charge. Each Fund will send a single copy of its annual and semiannual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report in writing or by telephone.


[] The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.


[] Each Trust's trustees have the authority without shareholder approval to issue other classes of shares of each Fund that represent interests in the Funds' portfolios but that have different sales load and fee arrangements.

[] Back Bay Advisors(R) is a registered trademark of Back Bay Advisors, L.P.


[recycle symbol] Printed on Recycled Paper                          XM51-0898

                        NEW ENGLAND CASH MANAGEMENT TRUST
                               MONEY MARKET SERIES

   SUPPLEMENT DATED SEPTEMBER 1, 1998 TO THE NEW ENGLAND CASH MANAGEMENT TRUST
    MONEY MARKET SERIES PROSPECTUS FOR CLASS Y SHARES DATED JANUARY 23, 1998.

The date of the Prospectus is changed to September 1, 1998. The date of the Statement of Additional Information is changed to September 1, 1998.

THE THIRD PARAGRAPH OF THE COVER PAGE IS REVISED TO READ AS FOLLOWS:

The Fund offers four classes of shares: Class Y (for qualified institutional investors) and Classes A, B and C shares for other investors. Class Y shares are offered at net asset value, without a sales charge or a contingent deferred sales charge (a 'CDSC").

THE ANNUAL FUND OPERATING EXPENSES AND EXPENSE TABLES IN THE "SCHEDULE OF FEES" SECTION ARE REVISED TO READ AS FOLLOWS:

Annual Fund Operating Expenses                       New England Cash Management
(as a percentage of average net assets)              Trust Money Market Series
                                                               Class Y
                                                     ---------------------------

         Management Fees   .........................            0.42%
         12b-1 Fees.................................            None
         Other Expenses.............................            0.39%
         Total Fund Operating Expenses..............            0.81% (1)(*)

(1) Certain investors may purchase Class Y shares through Wrap Fee Programs of certain broker-dealers. Participants in Wrap Fee Programs should contact their broker-dealer for information about any fees associated with their Wrap Fee Program, which are in addition to Fund operating expenses.

  * The expense information contained in this table and its footnotes has been restated to reflect fees and expenses currently in effect for the Fund.

EXAMPLE

A $1,000 investment would incur the following expenses, assuming a 5% annual return and redemption at the end of each time period. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than shown.

                                                   New England Cash Management
                                                    Trust Money Market Series
                                                             Class Y
                                                   ----------------------------
         1 year........................................       $  8
         3 years.......................................       $ 26
         5 years.......................................       $ 45
         10 years......................................       $100

THE "FINANCIAL HIGHLIGHTS" SECTION IS REVISED TO READ AS FOLLOWS:

The Financial Highlights presented below have been included in financial statements for the Fund. The financial statements have been examined by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon, which were unqualified, are incorporated by reference in the Statement and can be obtained by shareholders. The Financial Highlights should be read in conjunction with the financial statements and the notes thereto incorporated by reference in the Statement. The Fund's annual report contains additional performance information and is available upon request and without charge.

            NEW ENGLAND CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
                                (Class Y Shares)
                               YEAR ENDED JUNE 30
-------------------------------------------------------------------------------
                                                                     1998
                                                                     ----
     Net asset value, beginning of period (a)                        $1.00
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                          0.0169
     Net gains or losses on securities (both realize
       and unrealized)                                              0.0000
     Total income from investment operations                        0.0169
     LESS DISTRIBUTIONS
     Dividends (from net investment income)                        (0.0169)
     Distributions (from net realized capital gains)                0.0000
     Total distributions                                           (0.0169)
     Net asset value, end of period                                  $1.00
     Total return (%)                                                 1.7
     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000)                              $103,860
     Ratio of expenses to average net assets (%)                      0.74(b)
     Ratio of net income to average net assets (%)                    4.98(b)

(a) Commenced operation on January 23, 1998
(b) Completed on an annualized basis.

THE SECTION ENTITLED "NEW ENGLAND INVESTMENT COMPANIES AND THE FUND'S ADVISER AND SUBADVISER" IS REVISED TO READ AS FOLLOWS:

              Nvest Companies and the Fund's Adviser and Subadviser

         The investment adviser and subadviser of the Fund are independently operated subsidiaries of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P. ("Nvest"), a publicly traded company listed on the New York Stock Exchange, one of the largest publicly traded investment management firms in the United States. Through its subsidiaries or affiliates, Nvest manages over $135 billion in assets for individuals and institutions. The adviser and subadviser operate independently and are staffed by experienced investment professionals. The adviser and subadviser apply specialized knowledge and careful analysis to the pursuit of the Fund's objectives.

         NEW ENGLAND FUNDS MANAGEMENT, L.P. ("NEFM") is investment adviser of the Fund, as well as most of the other New England Funds.

         BANK BAY ADVISORS(R), L.P., ("BACK BAY ADVISORS(R)"), subadviser of the Fund, manages over $8 billion in assets, primarily mutual fund and institutional fixed-income portfolios.

THE LAST SENTENCE OF THE SECOND PARAGRAPH OF THE SECTION ENTITLED "FUND MANAGEMENT" IS REVISED TO READ AS FOLLOWS:

         Formed in 1986, Back Bay Advisors now manages a total of over $ 8 billion of assets, primarily mutual fund and institutional fixed-income portfolios.

THE FOLLOWING SENTENCE IS INSERTED DIRECTLY AFTER THE SECOND FULL PARAGRAPH OF THE SECTION ENTITLED "FUND MANAGEMENT" AND REPLACES THE SIXTH BULLET POINT UNDER THE CAPTION "ADDITIONAL FACTS ABOUT THE FUND" IN THE "FUND DETAILS" SECTION WHICH IS DELETED:

         The transfer and dividend paying agent for the Funds is New England Funds Service Corporation ("NEFSCO"), located at 399 Boylston Street, Boston, Massachusetts 02116.

THE THIRD PARAGRAPH OF THE SECTION ENTITLED "FUND MANAGEMENT" IS REVISED TO READ AS FOLLOWS:

         The general partners of each of Back Bay Advisors, NEFM and the Distributor, and the sole shareholder of NEFSCO, are special purpose corporations that are indirect, wholly-owned subsidiaries of Nvest Companies. Nvest Companies' managing partner, Nvest Corporation, is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a mutual life insurance company. MetLife owns in the aggregate, directly or indirectly, approximately 47% of the outstanding limited partnership interests in Nvest Companies. Nvest Companies' advising general partner, Nvest, L.P., is a publicly-traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest, L.P.

THE SIXTH AND SEVENTH PARAGRAPHS OF THE SECTION ENTITLED "FUND MANAGEMENT" (EACH BEGINNING "FOR THE FISCAL YEAR . . .") ARE REPLACED WITH THE FOLLOWING:

         The Fund pays NEFM a management fee at an annual rate set forth in the following table, reduced by the amounts of any subadvisory fees payable by the Fund to Back Bay Advisors (as described below).

                         Management Fee paid by Fund to
                         NEFM (as a percentage of average
                         daily net assets of the Fund)
                         ---------------------------------
                         0.425% of the first $500 million
                         0.400% of the next $500 million
                         0.350% of the next $500 million
                         0.300% of the next $500 million
                         0.200% of amounts in excess of $2 billion

         The Fund pays Back Bay Advisors a subadvisory fee at an annual rate set forth in the following table:

                         Subadvisory fee payable to Back Bay Advisors (as a percentage of the average daily net assets of the Fund)
                         ---------------------------------
                         0.205% of the first $500 millio
                         0.180% of the next $500 million
                         0.160% of the next $500 million
                         0.140% of the next $500 million
                         0.120% of amounts in excess of $2 billion

THE FIRST SENTENCE OF THE LAST PARAGRAPH OF THE SECTION ENTITLED "FUND MANAGEMENT" IS REVISED TO READ AS FOLLOWS:

         In addition to the management fees paid to NEFM and the subadvisory fees paid to Back Bay Advisors, the Fund pays the Distributor for providing certain accounting and administrative services. The amount of the payments is based on the allocated costs that the Distributor incurs in providing these services.

THE SECOND PARAGRAPH UNDER THE CAPTION "EXCHANGING AMONG NEW ENGLAND FUNDS" IN THE "OWNING FUND SHARES" SECTION IS REVISED TO READ AS FOLLOWS:

         Class Y Fund shares which have previously been subject to a sales charge may be exchanged on the basis of relative net asset value, without the payment of a sales charge, for Class A shares of any of the Stock or Bond Funds, except as described in the remainder of this paragraph, but may not be exchanged for Class B or Class C shares of the Stock and Bond Funds. The absence of sales charges on exchanges described in the previous sentence is subject to two exceptions: (i) Class A shares of a Fund acquired through exchange from Class A shares of New England Intermediate Term Tax Free Fund of California (the "California Fund") may be exchanged for Class A shares of another Stock or Bond Fund at net asset value only if you held the California Fund shares for at least six months; otherwise, you will pay the difference between any sales charge you have already paid on your California Fund shares and the higher sales charge of the Stock or Bond Fund into which you are exchanging; and (ii) if Class A shares of a Fund acquired through exchange from Class A shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") are exchanged for shares of another Stock or Bond Fund that has a higher sales charge, you will pay the difference between any sales change you have already paid on our Adjustable Rate Fund shares and the higher sales charge of the Stock or Bond Fund into which you are exchanging.

THE FOLLOWING PARAGRAPH IS INSERTED DIRECTLY AFTER THE FINAL PARAGRAPH UNDER THE CAPTION "EXCHANGING AMONG NEW ENGLAND FUNDS" IN THE "OWNING FUND SHARES"
SECTION:

         Market Timer Restrictions. Purchases and exchanges into the Funds should be made for investment purposes only. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) when such transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Without limiting the generality of the foregoing, the Funds and the Distributor reserve the right to restrict (e.g., by limiting to a specified maximum Market Timer dollar amount) purchases and exchanges for the account of "market timers." An account will be deemed to be the account of a market timer if (i) more than two exchange purchases of a given Fund are effected for the account in a calendar quarter or (ii) the account effects one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

THE FIRST PARAGRAPH UNDER THE CAPTION "INCOME TAX CONSIDERATIONS" IN THE "FUND DETAILS" SECTION IS REVISED TO READ AS FOLLOWS:

         As long as the Fund distributes substantially all its net investment income, net tax-exempt income and net short-term capital gains, if any, to its shareholders, it will not pay federal income tax on the amounts distributed.

THE SECOND PARAGRAPH UNDER THE CAPTION "INCOME TAX CONSIDERATIONS " IN THE "FUND DETAILS" SECTION IS REVISED TO READ AS FOLLOWS:

         The Fund usually does not realize a substantial amount of long-term capital gains. If the Fund does, it will distribute them annually and they will be taxable to you as long-term capital gains (generally taxed at a 20 percent tax rate for noncorporate shareholders), whether received in cash or additional shares and regardless of how long you have held your shares. Some 1998 distributions of gain realized in 1997 may be subject to tax at 28 percent rate. No distribution from the Fund is expected to be eligible for the dividends-received deduction for corporations.


THE LAST SENTENCE OF THE THIRD PARAGRAPH OF THE SECTION ENTITLED "INCOME TAX CONSIDERATIONS" IS REVISED TO READ AS FOLLOWS:

         Certain dividends declared by the Fund in October, November or December, but not actually received by you until January, will be treated for federal tax purposes as though you had received them on December 31.

THE SECOND SENTENCE OF THE FIFTH PARAGRAPH OF THE SECTION ENTITLED "INCOME TAX CONSIDERATIONS" IS DELETED IN ITS ENTIRETY AND THE FIRST SENTENCE OF THE SAME
SECTION IS REVISED TO READ AS FOLLOWS:

         The Fund is required to withhold 31% of all income dividends and capital gain distributions it pays to you and 31% of gross proceeds of Fund shares you redeem if (i) you do not provide a correct, certified taxpayer identification number, (ii) the Fund is notified that you have underreported income in the past, or (iii) you fail to certify to the Fund that you are not subject to such federal back-up withholding.

THE FOLLOWING SENTENCE IS INSERTED DIRECTLY AFTER THE PENULTIMATE PARAGRAPH UNDER THE CAPTION "WAYS TO SELL FUND SHARES" IN THE "SELLING FUND SHARES" SECTION.

         The Funds reserve the right to suspend account services or refuse transaction requests when notice has been received of a dispute between the registered or beneficial owners of an account or there is suspicion or evidence that a fraudulent act may result.

   [LOGO OMITTED]
 NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
-------------------------------------------------------------------------------

NEW ENGLAND MONEY MARKET FUNDS

NEW ENGLAND CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 1, 1998



This Statement of Additional Information (the "Statement") is not a prospectus. This Statement relates to the prospectus of New England Cash Management Trust and New England Tax Exempt Money Market Trust for Class A, B and C shares dated September 1, 1998 and New England Cash Management Trust - Money Market Series Class Y share prospectus datedSeptember 1, 1998, (collectively, the "Prospectus"), and should be read in conjunction therewith. A copy of the Prospectuses may be obtained from New England Funds, L.P. (the "Distributor"), 399 Boylston Street, Boston, Massachusetts 02116.


                                Table of Contents
                                                                          Page
                                                                          ----
        Investment Objectives and Policies                                  2
        Investment Restrictions                                             5
        Management of the Funds                                             8
        Investment Advisory, Subadvisory, Distribution and Other Services  11
        Portfolio Transactions                                             15
        Performance                                                        15
        Description of the Funds and Ownership of Shares                   18
        Purchase of Shares                                                 21
        Shareholder Services                                               21
                 Open Accounts                                             21
                 Automatic Investment Plans                                21
                 Retirement Plans Offering Tax Benefits                    22
                 Systematic Withdrawal Plans                               22
                 Exchange Privilege                                        23
                 Automatic Exchange Plan                                   23
        Redemptions                                                        25
        Net Income, Dividends and Valuation                                26
        Tax-Free Investing                                                 27
        Taxes                                                              28
        Financial Statements                                               29
        Appendix A - Description of Certain New England Cash
                     Management Trust - Money Market Series Investments    A-1
        Appendix B - Description of Certain New England Tax Exempt
                     Money Market Trust Investments                        B-1
        Appendix C - Ratings of Corporate and Municipal Bonds,
                     Commercial Paper and Short-Term Tax Exempt
                     Obligations                                           C-1
        Appendix D - Media That May be Referred to in Fund
                     Advertisements or Sales Literature                    D-1
        Appendix E - Advertising and Promotional Literature                E-1

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

GENERAL


         The investment objectives and policies of New England Cash Management Trust - Money Market Series (the "Money Market Fund") and New England Tax Exempt Money Market Trust (the "Tax Exempt Fund") (the "Funds," and each a "Fund") are summarized in the Prospectus under "Investment Strategy" and "Investment Risks."

         The investment policies and types of permitted investments of each Fund set forth below and in the Prospectus may be changed without shareholder approval except that the investment objective of each Fund, and any investment policy expressly identified as fundamental, may not be changed without the approval of a majority of the outstanding voting securities of that Fund.

         The terms "shareholder approval" and "majority of the outstanding voting securities" as used in the Prospectus and this Statement each refer to approval by the lesser of (i) 67% or more of the shares of the applicable Fund represented at a meeting at which more than 50% of the outstanding shares of such Fund are represented or (ii) more than 50% of the outstanding shares of such Fund.

         New England Cash Management Trust and New England Tax Exempt Money Market Trust are sometimes referred to hereinafter as the "Trusts," and each as a "Trust."


MONEY MARKET FUND

         The Fund will invest only in securities which the Fund's subadviser, Back Bay Advisors(R), L.P. ("Back Bay Advisors(R)"), acting under guidelines established by the New England Cash Management Trust's Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain of the money market instruments in which the Fund may invest, and the related descriptions of the ratings of Standard and Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see Appendices A and C to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities.

         As described in the Prospectus, the Money Market Fund's investments may include certain U.S. dollar-denominated obligations of foreign banks or of foreign branches and subsidiaries of U.S. banks, which may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. Obligations of such branches or banks will be purchased only when Back Bay Advisors(R) believes the risks are minimal.

         Considerations of liquidity, safety and preservation of capital may preclude the Fund from investing in money market instruments paying the highest available yield at a particular time. The Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Fund also invests to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Fund, may result in frequent changes in the portfolio of the Fund. There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of securities of the type in which they invest. See "Portfolio Transactions."

         See also "Investment Restrictions" below.

TAX EXEMPT FUND

         As described in the Prospectus, the Tax Exempt Fund seeks to achieve its objective through investment in a diversified portfolio consisting primarily of high quality short-term fixed, variable and floating rate debt securities the interest on which is, in the opinion of bond counsel for the issuers of the securities at the time of their issuance, exempt from federal income taxation ("Municipal Securities"). Municipal Securities are generally obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or by or on behalf of multi-state agencies or authorities. For a more complete description of various types of Municipal Securities and the meanings of the Moody's and S&P ratings referred to in the Prospectus, see Appendices B and C to this Statement. The Fund expects that at least 95% of all dividends paid by the Fund in any given year will be exempt from federal income tax. See "Taxes."

         As described in the Prospectus, the Fund may elect on a temporary basis to hold cash or to invest in obligations other than Municipal Securities when such action is deemed advisable by Back Bay Advisors(R). For example, the Fund might hold cash or make such temporary investments: (i) due to market conditions; (ii) in the event of the scarcity of suitable Municipal Securities;
(iii) pending investment of proceeds from subscriptions for Fund shares or from the sale of portfolio securities; or (iv) in anticipation of redemptions. The Fund will limit its investments in obligations other than Municipal Securities to "money market securities" such as (i) short-term obligations issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities ("U.S. Government Securities"), (ii) high quality short-term domestic certificates of deposit, commercial paper and domestic bankers' acceptances and other high quality money market instruments, or (iii) repurchase agreements with brokers, dealers and banks relating to Municipal or U.S. Government Securities. The interest earned on money market securities is not exempt from federal income tax and may be taxable to shareholders as ordinary income. The ability of the Fund to invest in such taxable money market securities is limited by a requirement of the Internal Revenue Code (the "Code") that at least 50% of the Fund's total assets be invested in Municipal Securities at the end of each quarter of the Fund's fiscal year (see "Taxes") and by a fundamental policy of the Fund which requires that during periods of normal market conditions the Fund will not purchase any security if, as a result, less than 80% of the Fund's net assets would then be invested in Municipal Securities.

         As described in the Prospectus, the Fund may invest in variable or floating rate Municipal Securities. These obligations pay a rate of interest adjusted on a periodic basis and determined by reference to a prescribed formula. Such obligations will be subject to prepayment without penalty, at the option of either the Fund or the issuer, and may be backed by letters of credit or similar arrangements where necessary to ensure that the obligations are of appropriate investment quality. Back Bay Advisors(R) intends to evaluate the credit of the issuers of these obligations and the providers of credit support no less frequently than quarterly.

         The price stability and liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market securities, because the taxable money market is a broader and more liquid market with a greater number of investors, issuers and market makers than the short-term Municipal Securities market and because the average portfolio maturity of a money market fund will generally be shorter than the average portfolio maturity of a tax exempt money fund such as the Fund. Adverse economic, business or political developments might affect all or a substantial portion of the Fund's Municipal Securities in the same manner.

When-Issued Securities
----------------------
         As described in the Prospectus, the Tax Exempt Fund may purchase Municipal Securities on a when-issued basis, which means that delivery and payment for the securities normally occurs 15 to 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Pending delivery of securities purchased on a when-issued basis, the amount of the purchase price will be held in liquid assets such as cash or high quality debt obligations. Such obligations and cash will be maintained in a separate account with the Fund's custodian in an amount equal on a daily basis to the amount of the Fund's when-issued commitments. By committing itself to purchase Municipal Securities on a when-issued basis, the Fund subjects itself to market and credit risks on such commitments as well as such risks otherwise applicable to its portfolio securities. Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share. (See "Net Income, Dividends and Valuation.") The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Such sales may result in capital gains which are not exempt from federal income taxes. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the Fund's payment obligation).

Purchase of Securities with Rights to Put Securities to Seller
--------------------------------------------------------------

         The Fund has authority to purchase securities, including Municipal Securities, at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase if the Fund simultaneously acquires the right to sell the securities back to the seller at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally called a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity and to permit the Fund to meet redemptions while remaining as fully invested as possible in Municipal Securities. The Fund will acquire puts only from recognized securities dealers.

         For the purposes of asset valuation, the Fund will never ascribe any value to puts. The Fund will rarely pay specific consideration for them (although typically the yield on a security that is subject to a put will be lower than for an otherwise comparable security that is not subject to a put). In no event will the specific consideration paid for puts held in the Fund's portfolio at any time exceed 1/2 of 1% of the Fund's net assets. Puts purchased by the Fund will generally not be marketable and the Fund's ability to exercise puts will depend on the creditworthiness of the other party to the transaction.


BOTH FUNDS


         As noted in the Prospectus, each Fund may enter into repurchase agreements, which are agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve or, to the extent permitted by the Investment Company Act of 1940 [the "1940 Act"], a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford each Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a U.S. Government Security (in the case of either Fund), a Municipal Security (in the case of the Tax Exempt Fund) or another type of high quality money market instrument, the obligation of the seller is not guaranteed by the U.S. Government, the issuer of the Municipal Security, or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, in case of such a default, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement. Each Fund will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and each Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

         As described in the Prospectuses, all of each Fund's investments will, at the time of investment, have remaining maturities of 397 days or less. The average maturity of each Fund's portfolio securities based on their dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days for any Fund, such Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of
(i) the period remaining until the next readjustment of the interest rate and
(ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. Government Securities, are treated as having a maturity of one day.

         The value of the securities in each Fund can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of the shares of any Fund could require the sale of portfolio investments of that Fund at a time when a sale might not be desirable.

         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. However, such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P (or another SEC-approved nationally recognized statistical rating organization ["NRSRO"]) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the relevant Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

         The following is a list of each Fund's investment restrictions. The restrictions set forth in the numbered paragraphs are fundamental policies and, accordingly, will not be changed without the consent of the holders of a majority of the outstanding voting securities of the applicable Fund.

MONEY MARKET FUND

         The Money Market Fund will not:

         (1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves;

         (2) Purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents;

         (3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

         (4) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities;

         (5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment) up to an amount not in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower;

         (6) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost);

         (7) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

         (8) Purchase or retain securities of any issuer if, to the knowledge of the Fund, officers and Trustees of the Fund or officers and directors of any investment adviser of the Fund who individually own beneficially more than 1/2 of 1% of the securities of that company, together own beneficially more than 5%;

         (9) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its objective and investment policies. This restriction does not apply to repurchase agreements;

         (10) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts;

         (11) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

         (12) Make investments for the purpose of exercising control or management;

         (13) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Back Bay Advisors(R) to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities);

         (14) Write or purchase puts, calls or combinations thereof; or

         (15) Invest in the securities of other investment companies, except in connection with a merger, consolidation or similar transaction.

         Except as otherwise stated, the foregoing percentages and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

TAX EXEMPT FUND

         The Tax Exempt Fund will not:

         (1) Purchase any security if, as a result, more than 5% of the Fund's total assets (based on current value) would then be invested in the securities of a single issuer. This limitation does not apply to securities of the United States Government, its agencies or instrumentalities or to any security guaranteed thereby. The limitation applies to securities subject to credit enhancement, but guarantors, insurers, issuers of puts and letters of credit and other parties providing credit enhancement are not considered issuers for purposes of the restriction, although investment in such securities may be limited by applicable regulatory restrictions. The restriction also applies to securities subject to repurchase agreements but not to the repurchase agreements themselves. (The SEC staff currently takes the position that only fully collateralized repurchase agreements may be excluded from such restriction);

         (2) Purchase voting securities or make investments for the purpose of exercising control or management;

         (3) Invest more than 25% of its total assets in industrial development bonds which are based, directly or indirectly, on the credit of private entities in any one industry or in securities of private issuers in any one industry. (In the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.);

         (4) Participate on a joint or joint and several basis in any trading account in securities;

         (5) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of securities transactions;

         (6) Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of its total assets taken at cost, except that the Fund may enter into reverse repurchase agreements. The Fund will not, however, borrow or enter into reverse repurchase agreements if the value of the Fund's assets would be less than 300% of its borrowing and reverse repurchase agreement obligations. In addition, when borrowings (other than reverse repurchase agreements) exceed 5% of the Fund's total assets (taken at current value), the Fund will not purchase additional portfolio securities. Permissible borrowings and reverse repurchase agreements will be entered into solely for the purpose of facilitating the orderly sale of portfolio securities to accommodate redemption requests;

         (7) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into loan participations and repurchase agreements;

         (8) Pledge, mortgage or hypothecate its assets except in connection with reverse repurchase agreements and except to secure temporary borrowings permitted by (6) above in aggregate amounts not to exceed 10% of its net assets taken at cost at the time of the incurrence of such borrowings;

         (9) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

         (10) Invest in securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation, reorganization or similar transaction. Under the 1940 Act the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company;

         (11) Purchase or retain securities of an issuer if, to the knowledge of the Fund, officers, trustees or directors of the Fund or any investment adviser of the Fund who individually own beneficially more than 1/2 of 1% of the shares or securities of that issuer together own beneficially more than 5% of such shares or securities;

         (12) Purchase securities of any company which has (with predecessor businesses and entities) a record of less than three years' continuing operation or purchase securities whose source of repayment is based, directly or indirectly, on the credit of such a company, except (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (ii) Municipal Securities which are rated by at least two nationally recognized municipal bond rating services, if as a result more than 5% of the total assets of the Fund (taken at current value) would be invested in such securities;

         (13) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate (except that the Fund may buy Municipal Securities or other permitted investments secured by real estate or interests therein), or

         (14) Write or purchase puts, calls, warrants, straddles, spreads or combinations thereof, except that the Fund may purchase puts as described under "Investment Objectives and Policies -- Tax Exempt Fund -- Purchase of Securities with Rights to Put Securities to Seller" and may purchase Municipal Securities on a "when-issued" basis as described under "Investment Objectives and Policies -- Tax Exempt Fund -- When-Issued Securities";

         Except as otherwise stated in restriction (6), the foregoing percentages and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

         For the purpose of the foregoing investment restrictions, the identification of the "issuer" of Municipal Securities which are not general obligation bonds (see Appendix B) is made by Back Bay Advisors(R) on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such securities. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is based solely on the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of industrial development bonds (see Appendix B), if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be regarded as the sole issuer.

BOTH FUNDS

         No Fund will purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid. The Funds have implemented procedures to determine the liquidity of Section 4(2) commercial paper purchased by the Funds for purposes of determining whether the Fund's limit on the purchases of illiquid securities has been met.

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.
--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
Trustees
---------


         The trustees of the Trusts and their ages (in parentheses) and principal occupations during at least the past five years are as follows:

GRAHAM T. ALLISON, JR.--Trustee (58); 79 John F. Kennedy Street, Cambridge, Massachusetts 02138; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN - Trustee (53); 452 Fifth Avenue, New York, New York 10018; President and CEO, Cain Brothers & Company Incorporated (investment banking); formerly, Trustee, Universal Health Realty Income Trust
         (REIT); Chairman, Inter Fish, Inc. (aquaculture venture in Barbados).

KENNETH J. COWAN -- Trustee (66); One Beach Drive, S.E. #2103, St. Petersburg, Florida 33701; Retired; Director, A Young Woman's Residence (social services); formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN - Trustee (55); 1001 Pennsylvania Avenue, N.W., Washington, D.C. 20004; Partner and former Managing Director, The Carlyle Group (investments); Public Service Professor, Harvard Graduate School of Government; Trustee, Council for Excellence in Government (not-for-profit); Director, Frontier Ventures (personal investment); Director, Telcom Ventures (telecommunications); Director, Genesis Cable (cable communications); Director, Prime Communications (cable communications); Director, Neptune Communications (undersea cable systems); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet.

SANDRA O. MOOSE -- Trustee (56); 135 E. 57th Street New York, New York 10022;
         Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation (communication services) and Director, Rohm and Haas Company (specialty chemicals).

HENRY  L.P. SCHMELZER* -- Trustee and President (55); President, Chief
         Executive Officer and Director, NEF Corporation; Managing Director, President and Chief Executive Officer, New England Funds, L.P.; President and Chief Executive Officer, New England Funds Management, L.P. ("NEFM"); Chief Executive Officer, New England Funds Service Corporation ("NEFSCO"); Director, Back Bay Advisors(R), Inc. ("BBAI"); Director, Maine Bank and Trust Company; formerly, Director, New England Securities Corporation ("New England Securities").

JOHN  A. SHANE -- Trustee (65); 300 Unicorn Drive, Woburn, Massachusetts
         01801; President, Palmer Service Corporation (venture capital organization); General Partner, Palmer Partners L.P. (venture capital organization); Director, Abt Associates, Inc. (consulting firm); Director, Arch Communications Group, Inc. (paging service); Director, Dowden Publishing Company, Inc. (publishers of medical magazines); Director, Eastern Bank Corporation; Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, Gensym Corporation (developer of expert system software); Director, Summa Four, Inc. (manufacturer of telephone switching equipment); Director, United Asset Management Corporation (holding company for institutional money management).

PETER  S. VOSS* -- Chairman of the Board, Chief Executive Officer and Trustee
         (51); President and Chief Executive Officer, Nvest, L.P. and Nvest Companies, L.P. ("Nvest Companies"); Chairman of the Board and Director, President and Chief Executive Officer, Nvest Corporation; Chairman of the Board and Director, NEF Corporation; Chairman of the Board and Director, BBAI; formerly, Director, New England Life Insurance Company ("NELICO").

PENDLETON P. WHITE -- Trustee (67); 6 Breckenridge Lane, Savannah, Georgia
         31411; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation). Officers

         In addition to Messrs. Voss and Schmelzer, the officers of the Trusts and their ages (in parentheses) and principal occupations during the past five years are as follows:

BRUCE  R. SPECA -- Executive Vice President (42); Executive Vice President,
         NEF Corporation; Executive Vice President, New England Funds, L.P.; Executive Vice President, NEFM; Executive Vice President and Chief Operating Officer, NEFSCO.

FRANK  NESVET -- Treasurer (54); Senior Vice President and Chief Financial
         Officer, NEF Corporation; Managing Director, Senior Vice President and Chief Financial Officer, New England Funds, L.P..

JOHN E. PELLETIER - Secretary and Clerk (34); Senior Vice President and
         General Counsel, NEF Corporation; Senior Vice President and General Counsel, New England Funds, L.P.; Senior Vice President and General Counsel, NEFM; Senior Vice President and General Counsel, NEFSCO; formerly, Senior Vice President and General Counsel, Funds Distributor, Inc. (mutual fund service company); formerly, Counsel, The Boston Company Advisors, Inc.; formerly, Associate, Ropes & Gray (law firm).


         Each person listed above holds the same position(s) with both Trusts. Previous positions during the past five years with NELICO or Metropolitan Life Insurance Company ("MetLife"), New England Funds, L.P., or NEFM are omitted, if not materially different. As indicated below under "Trustee Fees", each of the trustees is also a director or trustee of several other investment companies for which New England Funds, L.P. acts as principal underwriter.

         The address of each trustee and officer affiliated with NEF Corporation, New England Funds, L.P., NEFM, NEFSCO or New England Securities is 399 Boylston Street, Boston, Massachusetts 02116.

--------------------------------
* Trustee deemed an "interested person" of the Trusts, as defined in the 1940 Act.

Compensation
-------------
         Neither Trust pays compensation to its officers, or to its trustees who are "interested persons" of the Trusts.

         Each trustee who is not an interested person of the Trusts receives in the aggregate for serving on the boards of the Trusts and New England Funds Trust I, New England Funds Trust II and New England Funds Trust III (all five trusts collectively, the "New England Funds Trusts"), comprising a total of 23 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the boards he or she attends. Each committee member receives an additional retainer fee at the annual rate of $6,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the committee member retainer fee) at the annual rate of $4,000. These fees are allocated among the mutual fund portfolios in the New England Funds Trusts based on a formula that takes into account, among other factors, the net assets of each fund.

         During the fiscal year ended June 30, 1998, the trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts; and during the year ended December 31, 1997, such persons received the amounts set forth below for serving as trustee of the Trusts and for also serving as trustees of the other New England Funds Trusts.


                             Aggregate          Aggregate         Pension or
                           Compensation       Compensation        Retirement                       Total Compensation
                         from New England   from New England   Benefits Accrued                       from the New
                          Cash Management   Tax Exempt Money    as Part of Fund      Estimated        England Funds
                           Trust in the      Market Trust in    Expenses in the       Annual          Trusts in the
                            Year Ended       the Year Ended    Year Ended June     Benefits Upon       Year Ended
  Name of Trustee          June 30, 1998      June 30, 1998        30, 1998         Retirement      December 31, 1997
  ---------------          --------------     --------------    -------------       ----------      ------------------
Graham T. Allison, Jr.        $3,954             1,595               $0                 $0               52,000
Daniel M. Cain*               $4,225             1,560               $0                 $0               58,500
Kenneth J. Cowan              $4,293             1,629               $0                 $0               61,500
Richard Darman*               $3,889             1,529               $0                 $0               54,500
Sandra O. Moose               $3,954             1,595               $0                 $0               56,000
John A. Shane                 $3,954             1,595               $0                 $0               57,500
Pendleton P. White            $3,954             1,595               $0                 $0               57,000

        The Trusts provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from each Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

        At September 1, 1998, the officers and trustees of the Trusts as a group owned less than 1% of the outstanding shares of each Fund.

--------------------------------------------------------------------------------
        INVESTMENT ADVISORY, SUBADVISORY, DISTRIBUTION AND OTHER SERVICES
--------------------------------------------------------------------------------

Investment Advisory and Subadvisory Agreements
----------------------------------------------

         Pursuant to separate advisory agreements, each dated August 30, 1996, as amended May 1, 1998, NEFM has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund has agreed to pay NEFM a management fee set forth in the following table, reduced by the amount of any subadvisory fee payable by the Fund to Back Bay Advisors (as described below):

                                   Management fee payable by Fund to NEFM
                                   (as a percentage of average daily net assets
         Fund                      of the Fund)
         ----                      --------------------------------------------

   Money Market Fund             0.425% of the first $500 million
                                 0.400% of the next $500 million
                                 0.500% of the next $500 million
                                 0.300% of the next $500 million
                                 0.200% of amounts in excess of $7 billion

   Tax Exempt Fund               0.400% of the first $100 million
                                 0.300% of amounts in excess of $100 million

         The Advisory Agreements each provide that NEFM may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated August 30, 1996, as amended May 1, 1998, NEFM has delegated responsibilities for managing the investment and reinvestment of each Fund to Back Bay Advisors as subadviser. For providing such subadvisory services to the Funds, each Fund pays Back Bay Advisors the following fee:

                                   Subadvisory fee payable by the Fund
                                   (as a percentage of average daily net assets
         Fund                      of the Fund)
         ----                      --------------------------------------------
   Money Market Fund               0.205% of the first $500 million
                                   0.180% of the next $500 million
                                   0.160% of the next $500 million
                                   0.140% of the next $500 million
                                   0.120 % of amounts in excess of $2 billion

   Tax Exempt Fund                 0.200% of the first $100 million
                                   0.150% of amounts in excess of $100 million

         From January 2, 1996 to May 1, 1998, NEFM served as adviser and Back Bay Advisors served as subadviser to each Fund pursuant to separate advisory and subadvisory agreements providing for the same management and subadvisory fees as are currently in effect for the Funds; except that NEFM, and not the Fund, paid Back Bay Advisors for the services it rendered to each Fund. Prior to January 2, 1996, Back Bay Advisors served as adviser to the Funds pursuant to separate advisory agreements, each of which provided for an advisory fee payable by the Fund to Back Bay Advisors at the same rate asthe management fee currently payable by the Fund to NEFM (before reduction of any subadvisory fees).

         For the period July 1, 1995 to December 31, 1995, the advisory fee paid to Back Bay Advisors amounted to $1,379,803for the Money Market Fund.

         For the six months ended June 30, 1996 and the fiscal years ended June 30, 1997 and June 30, 1998, the Money Market Fund paid management fees of $726,741, $1,485,266 and $1,535,052 to NEFM. During this period, Back Bay Advisors received subadvisory fees of $2,057,922, $1,340,219, and $6,380,613.

         Beginning January 2, 1996 and until further notice to the Tax Exempt Fund, NEFM and Back Bay Advisors(R) have each agreed to proportionately reduce their fee and/or pay the charges, expenses and fees of the Fund (not including fees payable to the trustees who are not "interested persons" of the Trust) to the extent necessary to limit the Fund's expenses to an annual rate of 0. 65% of average net assets. Prior to January 2, 1996, similar voluntary limitations were in effect with regard to Back Bay Advisors(R) and the Fund. For the period July 1, 1995 to December 31, 1995, gross advisory fees payable to Back Bay Advisors(R) of $281,837 and $134,552, respectively, were reduced by $199,639 and $108,843, respectively, as a result of this expense limitation. For the six months ended June 30, 1996 and the fiscal years ended June 30, 1997 and June 30, 1998, gross management fees payable to NEFM of $133,354, $273,587 and $274,666 were reduced by $54,887, $192,978 and $165,118, respectively, resulting in net management fees of $78,467, $80,609 and $109,548, respectively, and gross subadvisory fees payable to Back Bay Advisors(R) of $66,677, $136,794 and $137,333 were reduced by $54,887, $96,489 and $82,559, respectively, resulting in net subadvisory fees, of $11,790, $40,305 and $54,774, respectively, as a result of this expense limitation.

         In General. NEFM, formed in 1995, is a limited partnership whose sole general partner, NEF Corporation, is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"), which in turn is a wholly-owned subsidiary of Nvest Companies. NEF Corporation is also the sole general partner of New England Funds, L.P., the distributor of the Funds, and the sole shareholder of NEFSCO the transfer and dividend disbursing agent of the Funds. Nvest Companies owns the entire limited partnership interest in each of NEFM and New England Funds, L.P.

         Back Bay Advisors(R) serves as a subadviser to the Funds. Formed in 1986, Back Bay Advisors provides investment management services to institutional clients, including other registered investment companies and accounts of NELICO and its affiliates. Back Bay Advisors(R) general partner, BBAI, Inc. is a wholly-owned subsidiary of Nvest Holdings. NEICOP owns the entire limited partnership interest in Back Bay Advisors(R). Back Bay Advisors(R) specializes in fixed income management and currently manages over $7 billion in total assets.

         Nvest Companies' managing general partner, Nvest Corporation, is a wholly-owned subsidiary of MetLife New England Holdings, Inc., which in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company, a mutual life insurance company ("MetLife"). MetLife owns directly 46% (and in the aggregate, directly and indirectly, 47%) of the outstanding limited partnership interests in Nvest Companies. Nvest Companies' advising general partner, Nvest, L.P., is a publicly-traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest, L.P. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $135 billion of assets under management as of June 30, 1998.


      Each Fund pays all of its expenses not assumed by NEFM or Back Bay Advisors(R), including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholders' and trustees' meetings and of preparing and printing reports to shareholders and the compensation of trustees who are not directors, officers or employees of NEFM, Back Bay Advisors(R) or their affiliates (other than registered investment companies). Each Fund also pays NEFM for certain accounting and legal services provided to the Fund by NEFM.

         Each Fund's advisory agreement and subadvisory agreement provides that it will continue in effect only if it is approved at least annually (i) by the trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the applicable Fund and (ii) by vote of a majority of the trustees who are not interested persons of the Fund or NEFM. Any amendment to an advisory or subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the applicable Fund and by vote of a majority of the trustees who are not such interested persons. Each agreement may be terminated without penalty by the trustees or by the shareholders of the applicable Fund upon 60 days' written notice or by NEFM upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement. In addition, each advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by the Distributor to eliminate all reference to the words "New England" or the letters "TNE" in the name of the relevant Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the trustees who are not interested persons of the relevant Trust or the Fund's adviser or subadviser.

         Each Fund's advisory agreement and subadvisory agreement provides that NEFM or Back Bay Advisors(R) shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Certain officers and employees of Back Bay Advisors(R) have responsibility for portfolio management of other advisory accounts and clients of Back Bay Advisors(R) (including other registered investment companies and accounts of affiliates of Back Bay Advisors(R)) that may invest in securities in which the Funds also invest. If Back Bay Advisors(R) determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Back Bay Advisors(R) to the participating accounts.

         It is believed that the ability of the Funds to participate in larger volume transactions in this manner will in some cases produce better executions for the Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Back Bay Advisors(R) as subadviser to each of the Funds outweigh the disadvantages, if any, that may result from participating in such transactions.

         Where advisory accounts have competing interests in a limited investment opportunity, Back Bay Advisors(R) will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the relative time the competing accounts have had investments available for sale. It is Back Bay Advisors'(R) policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients.

Distribution Agreement

         Under separate agreements with each Fund, the Distributor, 399 Boylston Street, Boston, Massachusetts 02116, acts as the distributor of the Funds' shares, which are sold at net asset value without any sales charge. The Distributor receives no compensation from the Funds or purchasers of Fund shares for acting as distributor. The agreements do not obligate the Distributor to sell a specific number of shares. Under the agreements, the Distributor pays promotion and distribution expenses relating to the sale of Fund shares, including the cost of preparing, printing and distributing prospectuses used in offering shares of the Funds for sale.

         The Distributor pays investment dealers a service fee in order to compensate them for services they provide and expenses they incur in connection with the establishment or maintenance of shareholder accounts in the Funds. The service fee is paid quarterly at an annual rate equal to 0.10% of average Fund net assets, including reinvested dividends, in accounts serviced by the investment dealer during the year. In order to receive a fee for a particular quarter, the investment dealer's clients' average daily net asset balance in a Fund must equal or exceed $1 million. The Distributor pays the service fee; the fee is not a direct or indirect expense of the Funds or their shareholders and does not affect the Funds' yields.

         The Distributor controls the words "New England" in the names of the Trusts and the Funds and if it should cease to be the distributor, New England Cash Management Trust, New England Tax Exempt Money Market Trust or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as general distributor for New England Funds Trust I, New England Trust II and New England Funds Trust III.

         The Distributor may publish information about the Funds in the media described in Appendix D and may include information in advertising and sales literature as described in Appendix E.

Independent Accountants
-------------------------

         The Funds' independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse LLP conducts an annual audit of the Funds' financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation. The information concerning Financial Highlights in the Prospectus, and the financial statements incorporated by reference in this Statement, have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


Custodian
----------
         State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for each Fund. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities in connection with transactions of each Fund and collects all dividends and other distributions made with respect to each Fund's portfolio securities. State Street Bank also maintains certain accounts and records of the Funds and calculates the total net asset value, total net income and net asset value per share of the Funds. State Street Bank does not determine the investment policies of the Funds or decide which securities a Fund will buy or sell.

Other Services
---------------
         Pursuant to a contract between the Funds and the Distributor, the Distributor acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay a per account fee to the Distributor for these services in the amount of $21.50, annually, which may be increased with the approval of the Trusts' Boards. The aggregate amount of fees paid by the Funds to the Distributor for these services during the three most recent fiscal years of the Funds were as follows:


  Fund                                             Fiscal Year Ended June 30,
--------------------------------------------------------------------------------
                                   1996              1997               1998
                                   ----              ----               ----
Money Market Fund               $1,986,393        $1,743,823         $1,685,387
Tax Exempt Fund                 $   76,498        $   75,898         $   73,566


         The Distributor has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services.

         In addition, during the fiscal year ended June 30, 1998 New England Funds, L.P. performed certain accounting and administrative services for the Funds. Each Fund reimbursed New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities.


         During the fiscal year ended June 30, 1998, New England Funds, L.P. received legal and accounting services fees paid by the Money Market Fund and Tax Exempt Fund in the amounts of $100,532 and $23,386, respectively.

--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

In General
----------

         In placing orders for the purchase and sale of portfolio securities for each Fund, Back Bay Advisors(R) will always seek the best price and execution. It is expected that the Funds' portfolio transactions will generally be with issuers or dealers in money market instruments acting as principal. Accordingly, the Funds do not anticipate that they will pay significant brokerage commissions. During the year ended June 30, 1998, the Funds did not incur any brokerage fees in connection with portfolio transactions.

         Some of the portfolio transactions for each Fund are placed with dealers who provide Back Bay Advisors(R) with supplementary investment and statistical information or furnish market quotations to the Funds or other investment companies advised by Back Bay Advisors(R). The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these research services, they may, to the extent used, tend to reduce the expenses of Back Bay Advisors(R). The research services may also be used by Back Bay Advisors(R) in connection with its other advisory accounts and in some cases may not be used with respect to the Funds.

         The Board of Trustees of each Trust has requested that Back Bay Advisors(R) seek to reduce underwriting commissions or similar fees on Fund portfolio transactions through certain methods currently available. It is not expected that these methods will result in material reductions. The Boards have not requested that Back Bay Advisors(R) or its affiliates attempt to join underwriting syndicates to reduce underwriting commissions or fees.

Tax Exempt Fund
----------------

         It is expected that the Tax Exempt Fund's portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

         From time to time, the Funds may use performance data in advertisements and promotional material. These results may include comparisons to the average daily yields of money market funds reporting to IBC/Donoghue's Money Fund Report ("Donoghue's"), including comparisons of such average yields for funds considered by Donoghue's to be in the same category as each of the Funds. See "Net Income, Dividends and Valuation" below for an explanation of how the Funds calculate yield and "effective" (or "compound") yield.

         New England Funds, L.P. may make reference in its advertising and sales literature to awards, citations and honor bestowed on it by industry organizations and other observers and raters, including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and New England Funds, L.P.'s selection, including, but not limited to, the scores and categories in which New England Funds, L.P. excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom New England Funds, L.P. competed for the award, honor or citation.

         New England Funds, L.P. may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of New England Funds, L.P.

         From inception of each Fund (Class A shares) or date of first offering (Class B shares) through each of the dates set forth below, an investment of $10,000 in each Fund grew, assuming the reinvestment of all dividends, to the respective amounts set forth below. The periods covered included periods of widely fluctuating interest rates and should not necessarily be considered representative of performance of an investment in a Fund today.

            New England Cash Management Trust -- Money Market Series
                         ($10,000 investment on 7/10/78)
                         -------------------------------
                                (Class A Shares)

                 Value of Investment         Value of Cumulative
Period Ended   on First Day of Period        Reinvested Dividends   Total Value
------------   ----------------------        --------------------   -----------
  12/31/78             $10,000                       $ 385            $10,385
  12/31/79              10,385                       1,504             11,504
  12/31/80              11,504                       2,971             12,971
  12/31/81              12,971                       5,194             15,194
  12/31/82              15,194                       7,156             17,156
  12/31/83              17,156                       8,680             18,680
  12/31/84              18,680                      10,628             20,628
  12/31/85              20,628                      12,259             22,259
  12/31/86              22,259                      13,676             23,676
  12/31/87              23,675                      15,110             25,110
  12/31/88              25,110                      16,915             26,915
  12/31/89              26,915                      19,320             29,320
  12/31/90              29,320                      21,638             31,638
  12/31/91              31,638                      23,499             33,499
  12/31/92              33,499                      24,655             34,655
  12/31/93              34,655                      25,536             35,536
  06/30/94              35,536                      26,036             36,036
  06/30/95              36,036                      27,761             37,761
  06/30/96              37,761                      29,628             39,628
  06/30/97              39,628                      31,518             41,518
  06/30/98              41,518                      33,588             43,588

            New England Cash Management Trust -- Money Market Series
                         ($10,000 investment on 9/13/93)
                                (Class B Shares)

                 Value of Investment         Value of Cumulative
Period Ended   on First Day of Period        Reinvested Dividends   Total Value
------------   ----------------------        --------------------   -----------

  12/31/93             $10,000                      $ 74              $10,074
  06/30/94              10,074                       216               10,216
  06/30/95              10,216                       705               10,705
  06/30/96              10,705                     1,234               11,234
  06/30/97              11,234                     1,770               11,770
  06/30/98              11,770                     2,358               12,358

             New England Cash Management Trust -- Money Market Fund
                       ($10,000 investment on May 1, 1998)
                                (Class C Shares)

                 Value of Investment         Value of Cumulative
Period Ended   on First Day of Period        Reinvested Dividends   Total Value
------------   ----------------------        --------------------   -----------

  06/30/98             $ 10,000                    $ 165              $10,165

             New England Cash Management Trust -- Money Market Fund
                    ($10,000 investment on January 23, 1998)
                                (Class Y Shares)

                 Value of Investment         Value of Cumulative
Period Ended   on First Day of Period        Reinvested Dividends   Total Value
------------   ----------------------        --------------------   -----------

  06/30/98             $ 10,000                    $ 169              $10,169


                    New England Tax Exempt Money Market Trust
                         ($10,000 investment on 4/21/83)
                                (Class A Shares)

                 Value of Investment         Value of Cumulative
Period Ended   on First Day of Period        Reinvested Dividends   Total Value
------------   ----------------------        --------------------   -----------

  12/31/83             $10,000                      $ 371             $10,371
  12/31/84              10,371                        984              10,984
  12/31/85              10,984                      1,543              11,543
  12/31/86              11,543                      2,043              12,043
  12/31/87              12,043                      2,531              12,531
  12/31/88              12,531                      3,134              13,134
  12/31/89              13,134                      3,899              13,899
  12/31/90              13,899                      4,660              14,660
  12/31/91              14,660                      5,268              15,268
  12/31/92              15,268                      5,667              15,667
  12/31/93              15,667                      5,979              15,979
  06/30/94              15,979                      6,153              16,153
  06/30/95              16,153                      6,667              16,667
  06/30/96              16,667                      7,220              17,220
  06/30/97              17,220                      7,771              17,771
  06/30/98              17,771                      8,353              18,353

                    New England Tax Exempt Money Market Trust
                         ($10,000 investment on 9/13/93)
                                (Class B Shares)

                 Value of Investment         Value of Cumulative
Period Ended   on First Day of Period        Reinvested Dividends   Total Value
------------   ----------------------        --------------------   -----------

  12/31/93             $10,000                     $   60             $10,060
  06/30/94              10,060                        170              10,170
  06/30/95              10,170                        493              10,493
  06/30/96              10,493                        841              10,841
  06/30/97              10,841                      1,188              11,188
  06/30/98              11,188                      1,555              11,555

--------------------------------------------------------------------------------
                DESCRIPTION OF THE FUNDS AND OWNERSHIP OF SHARES
--------------------------------------------------------------------------------

         New England Cash Management Trust was organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 5, 1980. The Trust commenced operations on October 3, 1980 by acquiring all the assets and liabilities of NEL Cash Management Account, Inc., which commenced operations on July 10, 1978. The Trust was established with the same investment objective, policies, restrictions and investment adviser as NEL Cash Management Account, Inc. then had. The Money Market Fund is the only series of New England Cash Management Trust currently in existence. The Fund hasfour classes of shares available for purchase.

         New England Tax Exempt Money Market Trust was organized as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated January 18, 1983, and commenced operations on April 21, 1983. Only one series of shares of New England Tax Exempt Money Market Trust is currently in existence; it has two classes of shares available for purchase.

         Class A, B and C shares of the Money Market Fund and Class A and B shares of the Tax Exempt Trust are identical except that the classes have different exchange privileges, as set forth in detail in the Prospectus.

         Class Y shares of the Money Market Fund are offered only to certain qualified investors and have different exchange privileges, as set forth in detail in the Prospectus. Class Y shares bear their own transfer agency and/or prospectus printing costs and do not bear any portion of those relating to other classes of shares.

         The Declarations of Trust currently permit the relevant trustees to issue an unlimited number of full and fractional shares of each Fund. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. The shares of each Fund have no pre-emptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Fund or otherwise, shareholders of each series of shares are entitled to share pro rata in the net assets belonging to that series then available for distribution to such shareholders.

         If a Trust were to issue shares of more than one Series, the assets received by each series of the Trust from the issue or sale of shares of each series thereof and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that series. The underlying assets of each series are segregated and are charged with the expenses in respect of that series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging specifically to a particular series are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each series of the Trust, certain expenses may be legally chargeable against the assets of both series.

         The Declarations of Trust also permit the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The Declarations of Trust also permit the trustees, without shareholder approval, to subdivide any series or class of shares into various sub-series or sub-classes participating in the same portfolio with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more series or classes. At such time as the trustees of the Trusts create another series, the Trusts would become a "series" company as that term is used in Section 18(f) of the 1940 Act.

         The Declarations of Trust provide for the perpetual existence of the Trusts. Either Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund affected or by the relevant trustees upon written notice to the shareholders. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class or by the trustees upon written notice.

VOTING RIGHTS
-------------
General
--------
         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and may vote (to the extent described below) in the election of trustees and the termination of the Funds and on other matters submitted to the vote of shareholders.

         The Declaration of Trust for each Trust provides that, on any matter submitted to a vote of all Trust shareholders, all of a Trust's shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote.

         There will normally be no meetings of shareholders for the purpose of electing trustees except that in accordance with the 1940 Act (i) each Trust will hold a meeting of its shareholders for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees of the Tax Exempt Fund may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value of $25,000 or constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Tax Exempt Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

         No amendment may be made to the Declarations of Trust without the affirmative vote of a majority of the outstanding shares of the applicable Trust except (i) to change the name of the Trust or a series thereof or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of shares, and (iii) to establish, designate or modify new and existing series or classes of shares or modify other provisions relating to Trust shares in response to applicable laws or regulations, or, in the case of the Tax Exempt Fund, in order to convert the Fund into a "series" company. If one or more new series of either Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds described in the Prospectus and this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Funds.

SHAREHOLDER AND TRUSTEE LIABILITY
----------------------------------
         Under Massachusetts law, a Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Fund and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or its trustees. The Declarations of Trust provide for indemnification out of the assets of a Fund for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

         The Declarations of Trust further provide that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of the trustees and the officers of such Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

OWNERSHIP OF SHARES
-------------------

         At August 1, 1998, there were 734,287,390 shares of the Money Market Fund and 72,458,977 shares of the Tax Exempt Fund issued and outstanding. Two accounts registered to Raymond James & Associates Inc. FAO Appreciated Investment Management Inc., Fort Wayne IN. 46804-1010 and Della Pollock, Pierceton, IN 46562-0464 owned 267,094 Class C shares, about 20.35%, and 192,407 Class C shares, about 14.66%, respectively, of the Money Market Fund. One Account registered to National financial Services Corp. for the Exclusive Benefit of our Customers, PO box 3752, Church St. Station, New York, New York 10008-3752 owned 110,148,657, about 99.95%, of the Class Y shares of the Money Market Fund. One Account registered to National Financial Services Corp. for the Exclusive Benefit of our Customers, PO Box 3752, Church St. Station, New York, New York 10008-3752 owned 13,289,972, about 18.46%, of the Class A shares of the Tax Exempt Fund. Seven accounts registered to Ruth L. Graff, Trustee of the Ruth
L. Graff Trust, 17 Raven Lane, Gloucester, MA 01930-4177, Samuel J. Weldler and Donya Weldler Jt. Ten, 5725 N. Bernard St., Chicago, IL 60659-3411, Joseph Defoto, 13240 Chalon Rd, West Los Angeles, CA 90049-1213, M. Theresa Dempsey and Matthew P. Dempsey, Jt. Ten, 4126 Jora Ln, Cincinnati, OH, 45209-1407, Judith A. Gizara, 56 Old Country Rd, Mason, NH 03048-4308, Roy S. Takaki and Gail M. Takaki, Jt. Ten, 7275 Nohili St., Honolulu, HI 96825-2249 and Nelldeane Price and Lilly G Woodall, Jt. Ten 1513 Oxmoor Rd, Birmingham, AL 35209-3907 owned 42,759 Class B shares, about 23.00%, 28,048 Class B shares, about 15.09%, 26,001 Class B shares, about 13.99%, 17,345 Class B shares, about 9.33%, 16,162 Class B shares, about 8.71%, 11,091 Class B shares, about 5.97% and 10,518 Class B shares, about 5.66%, of Tax Exempt Fund.

--------------------------------------------------------------------------------
                               PURCHASE OF SHARES
--------------------------------------------------------------------------------

         The procedures for purchasing shares of the Funds are summarized in the Prospectus under the caption "6 Ways to Buy Fund Shares." Shares may also be purchased either in writing, by phone or by electronic funds transfer, or by exchange as described in the Prospectus, through firms that have selling agreements with the Distributor.

         Shares of each Fund are offered for sale continuously at their respective net asset values, which the Funds seek to maintain at a constant $1 per share. See "Net Income, Dividends and Valuation." There is no sales charge.

         The minimum initial investment is $2,500, with a $100 minimum for subsequent investments. There are reduced initial investment minimums for certain investments described below under "Shareholder Services."

         Banks may charge a fee for transmitting funds by wire or through the Automated Clearing House ("ACH") system. With respect to shares purchased by federal funds wire, shareholders should bear in mind that wire transfers may take two or more hours to complete.

         A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file.

         In all instances where checks are sent for the purchase of shares, they
--------------------------------------------------------------------------------
must be drawn on U.S. banks and payable in U.S. dollars.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Open Accounts
-------------
         Except for investors who own shares through certain broker "street name" or retirement plan arrangements, each shareholder's investment is automatically credited to a separate open account maintained for the shareholder by the Distributor, and the shareholder will receive a monthly statement disclosing the current balance of shares owned in the shareholder's account and the details of all transactions in that account during the month; however, if there were no transactions other than dividend declarations during a month, the shareholder will receive a quarterly statement instead of a monthly statement. After the close of each calendar year, the Distributor will send the shareholder a statement for each of his or her accounts providing federal tax information on dividends and distributions paid during the year including information as to that percentage, if any, of Tax Exempt Fund dividends that are not exempt from federal income taxation. Shareholders should retain this as a permanent record. The Distributor reserves the right to charge a fee for providing duplicate information.

Automatic Investment Plans
--------------------------
         As described in the Prospectus, shareholders may, after opening an account, authorize automatic monthly transfers of a least $100 from the shareholder's bank account to purchase shares of a Fund. These transfers are effected through checks drawn under Investment Builder, a program designed to facilitate such periodic payments.

         Under Investment Builder, funds normally are credited to the Fund not later than the fourth business day after the check is drawn. An Investment Builder application must be completed to open an automatic investment plan. An application is included in the Prospectus or may be obtained from your investment dealer or from New England Funds by calling 1-800-225-5478. The plan may be discontinued by written notice to New England Funds, L.P., which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to shareholders at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits - Money Market Fund
----------------------------------------------------------

         The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Money Market Fund with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts
(IRAs), corporate pension and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations (403(b) plans).

         Initial investments in the Fund must be at least $250 for each participant in corporate pension and profit sharing plans, IRAs and Keogh plans and $100 for subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for 401(k), SARSEP, 403(b) and certain other retirement plans. Income dividends and capital gain distributions will be automatically reinvested (unless the investor is age 59 1/2 or disabled). Plan documents can be obtained from the Distributor.

         An investor should consult a competent tax or other adviser as to the suitability of either Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

Systematic Withdrawal Plans
---------------------------

         A shareholder owning shares having a value of $5,000 or more in any Fund may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount from the shareholder's account. There is no minimum account size where payments are made directly to NELICO or the Distributor. There is no charge for this service, and the shareholder may terminate his or her plan at any time. Shareholders can establish the plan on the account application or obtain a Service Options Form for establishing such a plan by calling New England Funds at 1-800-225-5478.

         Under a Systematic Withdrawal Plan, shareholders may elect to receive or direct payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) a specified percentage of an account's market value or (2) a specified number of years for liquidating an account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). Under a variable payment option, the initial payment from an account for each Fund must be $50 or more. In addition, shareholders who have purchased insurance or annuity products of NELICO may elect to have amounts withdrawn from a Fund monthly to pay the necessary premiums. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. On Systematic Withdrawal Plans for accounts subject to a contingent deferred sales charge ("CDSC"), the redemption of shares will not be subject to a CDSC if the amount or percentage you specify does not exceed, on an annualized basis, 10% of the value of your account with the Fund (based on the day you established your Plan). In the case of Class A and B shares not subject to a CDSC, there is no limit on the percentage of an account that may be redeemed. Please consult your investment dealer or New England Funds for additional information.

         No share certificates will be issued for an account that is subject to a Systematic Withdrawal Plan. Income dividends and capital gain distributions will be reinvested.

         Since Systematic Withdrawal Plan payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the initial investment, particularly in the event of a period of low earnings. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and New England Funds make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a Plan. See "Redemptions" and "Tax Status," below, for certain information as to federal income taxes. New England Funds may modify or terminate this program at any time.

Exchange Privilege
------------------

         Class A shares of a Fund may be exchanged for shares of either class of the other Funds and Class B shares of a Fund may be exchanged for Class B shares of any other Funds, subject to the investor eligibility requirements of the Funds into which you are exchanging. Shareholders may also exchange their shares in the Funds for shares of the same class of any other fund in the New England Funds listed below, subject to those funds' eligibility requirements and sales charges. Class A shares of a Fund may also be exchanged for Class C shares of the New England Stock or Bond Funds, subject to the applicable sales charge. The Stock Funds of the New England Funds are: New England Capital Growth Fund, New England Value Fund, New England Balanced Fund, New England Growth Opportunities Fund, New England International Equity Fund, New England Star Advisers Fund, New England Star Worldwide Fund, New England Star Small Cap Fund, New England Growth Fund and New England Equity Income Fund; the Bond Funds of the New England Funds are: New England Government Securities Fund, New England Limited Term U.S. Government Fund, New England Adjustable Rate U.S. Government Fund, New England Strategic Income Fund, New England Bond Income Fund, New England High Income Fund, New England Municipal Income Fund, New England Massachusetts Tax Free Income Fund, New England Intermediate Term Tax Free Fund of California New England Tax Free Income Fund of New York and New England Bullseye Fund. If you own Class Y shares, you may exchange those shares for Class Y shares of the Money Market Fund. These options are summarized in the Prospectus.

         Shareholders of any of the other funds in the New England Funds may exchange all or any portion of their shares (including the proceeds of shares of the other funds redeemed within 120 days before the exchange) for shares of the same class of the Funds. However, Class A, Class B or Class C shares of a Fund acquired by exchange either from the New England Stock or Bond Funds or another Fund will be subject to a CDSC if, and to the extent as, the shares exchanged were subject to a CDSC. Shareholders of Class C shares of the New England Stock or Bond Funds may exchange those shares only for Class A shares of the Funds. Such exchanges may be made by telephoning or writing New England Funds or certain investment dealers. Such an exchange in the case of the Class B shares of the New England Funds stops the aging period for purposes of determining the CDSC and conversion to Class A, and the aging resumes only when an exchange is made back into a non-money market fund in the New England Funds.

         Class C shares of a Fund may be exchanged for Class C shares of any of the Stock or Bond Funds which offer Class C on the basis of relative net asset value, subject to the CDSC schedule of the Stock or Bond Fund acquired. For purpose of computing the CDSC payable upon redemption of shares acquired by such exchange, the holding period of any Class C Stock or Bond Fund shares that were exchanged for Class C shares of the Fund is included, but the holding period of the Class C shares of the Fund is not included.

         Shares of any Fund acquired through an exchange from the New England Funds listed above may be re-exchanged for shares of the same class of those New England Funds. Any such exchange will be based on the respective current net asset values of the shares involved and no sales charge will be imposed. Shareholders making such exchanges must provide New England Funds with sufficient information to permit verification of their prior ownership of shares.

         An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to New England Funds at 1-800-225-5478 or (2) a written request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. In any event, a current prospectus of the fund whose shares will be received must be delivered to the shareholder before the transaction can be completed.

Automatic Exchange Plan
-----------------------

         Shareholders may establish an Automatic Exchange Plan under which shares are automatically redeemed each month and immediately reinvested in shares of the same class of one or more of the New England Funds listed below, subject to the investor eligibility requirement of that other fund and the exchange rules regarding Class A, Class B and Class C above. Also, proceeds of automatic redemptions of Class A shares of the Funds may be reinvested in Class C shares of those New England Funds' Stock or Bond Funds that offer Class C shares. Registrations on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th or 28th (or the first business day thereafter if the 15th or the 28th are not business days) and are made until the account is exhausted or until New England Funds is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more from any Fund. A sales charge will be imposed on such exchanges unless the shares being exchanged were previously acquired through an exchange from one of the New England Funds listed below. Complete the account application or the Service Options Form available from New England Funds to establish an Automatic Exchange Plan.

         Every exchange constitutes a sale of fund shares for federal income tax purposes, on which an investor may realize a long- or short-term capital gain or loss.

The other New England Funds and their investment objectives are as follows:

STOCK FUNDS:

         NEW ENGLAND GROWTH FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

         NEW ENGLAND CAPITAL GROWTH FUND seeks long-term growth of capital.

         NEW ENGLAND VALUE FUND seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

         NEW ENGLAND BALANCED FUND seeks a reasonable long-term investment return from a combination of long-tern capital appreciation and moderate current income.

         NEW ENGLAND GROWTH OPPORTUNITIES FUND seeks opportunities for long-term growth of capital and income.

         NEW ENGLAND INTERNATIONAL EQUITY FUND seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

         NEW ENGLAND STAR ADVISERS FUND seeks long-term growth of capital.

         NEW ENGLAND STAR WORLDWIDE FUND seeks long-term growth of capital.

         NEW ENGLAND STAR SMALL CAP FUND seeks capital appreciation.

         NEW ENGLAND EQUITY INCOME FUND seeks current income and capital growth.


         NEW ENGLAND BULLSEYE FUND seeks long-term growth of capital.


BOND FUNDS:

         NEW ENGLAND GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities and engaging in transactions involving related options, futures and options on futures.

         NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND seeks a high current return consistent with preservation of capital.

         NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND seeks a high level of current income consistent with low volatility of principal.

         NEW ENGLAND STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.

         NEW ENGLAND BOND INCOME FUND seeks a high level of current income consistent with what the Fund considers reasonable risk. The Bond Income Fund invests primarily in corporate and U.S. Government bonds.

         NEW ENGLAND HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.

         NEW ENGLAND MUNICIPAL INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Municipal Income Fund invests primarily in debt securities of municipal issuers, the interest of which is exempt from federal income tax but may be subject to the federal alternative minimum tax, and may engage in transactions in financial futures contracts and options on futures.

         NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back Bay Advisors, the Fund's subadviser, believes is consistent with preservation of capital.

         NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

         NEW ENGLAND TAX FREE INCOME FUND OF NEW YORK seeks as high a level of current income exempt from federal income tax and its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

--------------------------------------------------------------------------------
                                   REDEMPTIONS
--------------------------------------------------------------------------------

         The procedures for redemption of Fund shares are summarized in the Prospectus following the caption "Selling Fund Shares." As described in the Prospectus, under "Contingent Deferred Sales Charges," a CDSC may be imposed in certain instances upon the redemption of Fund shares which were acquired through an exchange of shares of the New England Funds. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or purchase. Any applicable CDSC will be calculated in the manner described in the relevant prospectus of the New England Funds and the related Statement of Additional Information.

         Except as noted below, signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

         In order to have redemption proceeds sent to your bank by telephone, you either must select this service when completing the new account application or must do so subsequently on the Service Options Form (with a signature guarantee), available from New England Funds or your investment dealer. When selecting the service, you must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to New England Funds or your investment dealer a completed Service Options Form with a signature guarantee. Telephone redemptions proceeds may be wired to a bank account only if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone.

         In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern time). Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

         The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by New England Funds in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, payment of the redemption proceeds may be delayed if the purchase of shares was made by a check or an electronic funds transfer, which was deposited or initiated, respectively, less than ten days prior to the redemption request (unless the Fund is aware that the check or transfer has cleared).

         The Funds will normally redeem shares for cash. However, each of the Funds reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the relevant Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder may be unable to sell the securities for the full value placed on them when held by the Fund and will probably have to pay a "dealer spread" or other brokerage amounts in order to liquidate such securities. However, each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period.

--------------------------------------------------------------------------------
                       NET INCOME, DIVIDENDS AND VALUATION
--------------------------------------------------------------------------------

Determination of Net Income
---------------------------

         The net income of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day that the Exchange is open for trading. The Exchange is expected to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net income includes (i) all interest accrued and discount earned on the portfolio investments of the Fund, minus (ii) amortized premium on such investments, plus or minus (iii) all realized gains and losses on such investments, and minus (iv) all expenses of the Fund.

Daily Dividends
---------------

         As described in the Prospectus, the net income of each Fund is declared as a dividend, at the closing of regular trading on the Exchange each day that the Exchange is open. Dividends will be paid in cash to the shareholder if the shareholder has notified State Street Bank in writing of the election on or before payable date. The net income for Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately preceding business day. Although the Funds do not expect to realize any long-term capital gains, if such gains are realized they will be distributed once a year.

Valuation of the Funds' Portfolio Investments
---------------------------------------------

         The total net asset value of each Fund (the excess of the Fund's assets over its liabilities) is determined by State Street Bank as of the close of regular trading on the Exchange on each day the Exchange is open for trading. (See "Determination of Net Income.") The portfolio securities of each Fund are valued at their fair value as determined in good faith by the relevant Trust's Board of Trustees or persons acting at their direction. Under normal market conditions, portfolio securities will be valued at amortized cost as described below. Expenses of each Fund are paid or accrued each day.

         Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at maturity the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of a Fund may at times be more or less than their market value.

         By using amortized cost valuation, the Funds seek to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of their portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value of the portfolio securities of each Fund. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The trustees monitor quarterly the deviation between the net asset value per share of each Fund as determined by using available market quotations and its amortized cost price per share. Back Bay Advisors(R) makes such comparisons at least weekly and will advise the trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for any Fund, the relevant Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of that Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that each Fund will be able to maintain its net asset value at $1.00.

Determination of Yield
----------------------

         Yield. Each Fund's yield, as it may appear in advertisements or written
         -----
sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days) is calculated by dividing
(i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.

         Each Fund's yield for the seven days ended June 30, 1998 and effective yield based on such seven-day period were, respectively, 4.96% and 5.08% (Money Market Fund) and 3.23% and 3.28% (Tax Exempt Fund).

         Taxable-Equivalent Yield. The Tax Exempt Fund may also advertise a
         ------------------------
taxable-equivalent yield or taxable-equivalent effective yield, calculated as described above, except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax exempt income of the Fund divided by the difference between 1 and the effective federal income tax rate for taxpayers in that tax bracket.


                 Taxable-Equivalent Yield and Taxable-Equivalent
               Effective Yield for the 7 day period ended 6/30/98
               --------------------------------------------------

                   7 day yield:                          3.23%
                   7 day effective:                      3.28%

        Federal                 Taxable-Equivalent          Taxable-Equivalent
        Tax Rate                      Yield                   Effective Yield
        --------                      -----                   ---------------
          15%                         3.80%                        3.86%
          28%                         4.49%                        4.56%
          31%                         4.68%                        4.75%
          36%                         5.05%                        5.13%
        39.6%                         5.35%                        5.43%

--------------------------------------------------------------------------------
                               TAX-FREE INVESTING
--------------------------------------------------------------------------------

         The table below compares taxable and tax-free yields, based on tax rates for 1998:

                                         Federal
                       TAXABLE INCOME    Marginal
                       ---------------      Tax                        IF TAX EXEMPT YIELD IS
           Joint               Single       Rate                       ----------------------
           Return              Return      (1998)         2%          3%          4%          5%         6%
                                                             Then the Equivalent Taxable Yield Would Be
                                                        ----------------------------------------------------
      $0 - $41,200         $0 - $ 24,650     15%        2.35%       3.53%       4.71%      5.88%       7.06%
 $41,201 - $ 99,600   $24,651 - $ 59,750     28%        2.78%       4.17%       5.56%      6.94%       8.33%
 $96,601 - $151,750   $59,751 - $124,650     31%        2.90%       4.35%       5.80%      7.25%       8.70%
$151,751 - $271,050  $124,651 - $271,050     36%        3.13%       4.69%       6.25%      7.81%       9.38%
      over $271,050        over $271,050   39.6%        3.31%       4.97%       6.62%      8.28%       9.93%

         The table above does not take into account the effect of state and local taxes, if any, or federal income taxes on social security benefits which may arise as a result of receiving tax exempt income.

In General
----------

         Yield is calculated without regard to realized and unrealized gains and losses. The yield of each Fund will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the portfolio of that Fund. Consequently, no yield quotation should be considered as representative of what the yield of the applicable Fund may be for any future period. The Funds' yields are not guaranteed.

         Shareholders comparing Fund yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, checkwriting privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

         Yield information may be useful in reviewing each Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market and tax exempt money market fund yields fluctuate.


--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

In General
----------

         The tax status of the Funds and the distributions that each Fund may make are summarized in the text of the Prospectus titled "Income Tax Considerations." Each Fund intends to qualify as a regulated investment company under the Code. This means that the Fund is not subject to federal income tax on net income and net realized capital gains distributed to shareholders provided it distributes annually substantially all its net investment income and net realized short-term capital gains.

         To avoid certain excise taxes, each Fund must distribute by December 31 each year virtually all of its ordinary income realized in that year, and any previously undistributed capital gains it realized in the twelve months ended on October 31 of that year. Certain dividends declared by a Fund in December but not actually received by you until January will be treated for federal tax purposes as though you had received them in December.

Money Market Fund
-----------------

         It is not expected that the Fund will realize any long-term capital gains. However, to the extent that distributions of any net realized long-term capital gains are made to shareholders of the Fund, such gains are taxable to such shareholders as long-term capital gains, whether received in cash or additional shares and regardless of how long shareholders have held their shares. Such distributions are not eligible for the dividends received deduction for corporations.

Tax Exempt Fund
---------------

         The Fund intends to have at least 50% of its total assets invested in Municipal Securities at the close of each quarter of its taxable year so that dividends paid by the Fund which are derived from interest on Municipal Securities will be "exempt-interest dividends" within the meaning of the Code. Exempt-interest dividends may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. Dividends derived from income which is not exempt from federal income tax, including interest earned on investments in taxable money market securities or in repurchase agreements and any net short-term capital gains realized by the Fund, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Determination of the taxability status of dividends is made using the average annual method. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution. See the Prospectus for information concerning the federal income tax treatment of interest on "private activity bonds" and certain other limitations on the tax-exempt status of interest on Municipal Securities.

         Net long-term capital gain distributions, if any, will be taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held shares of the Fund.

         None of the Funds' dividends or distributions are expected to be eligible for the dividends-received deduction available to corporations.

         Under the Code, investors may not deduct interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund. (See Section 265(4) of the Code.) Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds (see Appendix B) should consult their tax advisers before purchasing shares of the Fund.

         Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal income taxation of the Fund and the income tax consequences to its shareholders.

All Funds
---------

         The foregoing relates only to federal income taxation of individuals and corporations. Prospective shareholders should consult their tax advisers as to the possible application of state and local income tax laws to Fund dividends and capital gain distributions and the tax consequences of retirement plans offering tax benefits. Information regarding the tax status of distributions made by the Funds will be sent to shareholders shortly after the end of each calendar year.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The Financial Statements of each of the Funds and the related reports of the independent accountants included in the annual reports of the Funds for the year ended June 30, 1998 are incorporated herein by reference.

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

           DESCRIPTION OF CERTAIN NEW ENGLAND CASH MANAGEMENT TRUST -
                        MONEY MARKET SERIES INVESTMENTS:

         Obligations Backed by Full Faith and Credit of the U.S. Government -- are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government or other entities and backed by the full faith and credit of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

         Other U.S. Government Obligations -- are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

         Repurchase Agreements -- are agreements by which the Fund purchases a security (usually a U.S. Government Obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

         Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Bankers' Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

         Yankeedollar Obligations -- obligations of U.S. branches of foreign banks.

         Eurodollar Obligations -- dollar-denominated obligations of foreign banks (including U.S. and London branches of foreign banks) and foreign branches of U.S. banks.

         Commercial Paper -- refers to promissory notes issued by corporations in order to finance their short-term credit needs. (See Appendix C.)

         Corporate Obligations -- include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix C.)

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------

  DESCRIPTION OF CERTAIN NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST INVESTMENTS

         The three principal classifications of Municipal Securities are "Notes," "Bonds" and "Commercial Paper."

         Municipal Notes. Municipal Notes are generally issued to finance short-term capital needs and generally have maturities of one year or less. Municipal Notes include:

1. Project Notes. Project Notes are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory or U.S. possession. They have maturities that range up to one year from the date of issuance. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment and related needs (such as low-income housing programs and urban renewal programs). While they are the primary obligations of the local public housing agencies or the local urban renewal agencies, they are also backed by the full faith and credit of the U.S. Government. Accordingly, investment restriction (1) of New England Tax Exempt Money Market Trust is not applicable to Project Notes. See "Investment Restrictions."

2. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of states, counties, municipalities and other public bodies which have the legal power to tax. Generally, they are issued in anticipation of various seasonal tax revenues, such as real and personal property, income, sales, use and business taxes, and are payable from some or all of these specific future taxes.

3. Revenue Anticipation Notes. Revenue Anticipation Notes are issued to provide interim financing in expectation of receipt of various types of non-tax revenue, such as revenues available to the issuer under various federal revenue sharing programs. In some cases, Revenue Anticipation Notes may be payable additionally from tax revenues.

4. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds, when sold and issued, then provide the money for repayment of the Notes.

5. Construction Loan Notes. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) programs.

         Municipal Bonds. Municipal Bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: General Obligation Bonds and Limited Obligation or Revenue Bonds. One type of Municipal Revenue Bonds is referred to as Industrial Development Bonds. These three are discussed below.

1. General Obligation Bonds. Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. General Obligation Bonds are not payable from any particular fund or source. The characteristics and method of enforcement of General Obligation Bonds vary according to the law applicable to the particular issuer and payment may be dependent upon an appropriation by the issuer's legislative body. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Such bonds may be additionally secured by special assessments.

2. Limited Obligation or Revenue Bonds. The principal source for repayment of a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds have been or may be issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidies and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

3. Industrial Development Bonds. Prior to the Tax Reform Act of 1986, certain debt obligations known as Industrial Development Bonds could be issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control; such obligations are included within the term Municipal Bonds if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. These bonds also have been or may be used to finance public facilities, which may be privately used and operated, such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real or personal property so financed as security for such payment. The Tax Reform Act of 1986 eliminated some types of industrial revenue bonds but retained others under the general category of "private activity bonds."

Tax-Exempt Commercial Paper. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Tax-Exempt Commercial Paper is often renewed or refunded at its maturity by the issuance of other short or long-term obligations.

Other Types of Municipal Securities. The foregoing describes types of Municipal Securities which are presently available. New England Tax Exempt Money Market Trust may, to the extent consistent with its investment objective, policies and restrictions, invest in other types of Municipal Securities as they become available in the future.

--------------------------------------------------------------------------------
                                   APPENDIX C
--------------------------------------------------------------------------------

         RATINGS OF CORPORATE AND MUNICIPAL BONDS, COMMERCIAL PAPER AND
                       SHORT-TERM TAX-EXEMPT OBLIGATIONS

Set forth below are descriptions of the highest ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") for corporate and municipal bonds, commercial paper and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Funds are authorized to purchase have characteristics of commercial paper and have been rated as such by Moody's and S&P.

                                MOODY'S RATINGS

Corporate and Municipal Bonds
-----------------------------

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Short-Term Municipal Notes
--------------------------

The two highest ratings of Moody's for short-term municipal notes are MIG-1 and MIG-2: MIG-1 denotes "best quality, enjoying strong protection from established cash flows;" MIG-2 denotes "high quality," with margins of protection ample although not so large as in the preceding group.

Commercial Paper
----------------

         The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

 S&P RATINGS

Corporate and Municipal Bonds
-----------------------------

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

Short-Term Municipal Notes
--------------------------

S&P does not rate short-term municipal notes as such.

Commercial Paper
----------------

Commercial paper rated A-1 by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

--------------------------------------------------------------------------------
                                   APPENDIX D
--------------------------------------------------------------------------------
             MEDIA THAT MAY BE REFERRED TO IN FUND ADVERTISEMENTS OR
                                SALES LITERATURE

ABC and affiliates                           Fitch Insights
Adam Smith's Money World                     Forbes
America Online                               Fort Worth Star-Telegram
Anchorage Daily News                         Fortune
Atlanta Constitution                         Fox Network and affiliates
Atlanta Journal                              Fund Action
Arizona Republic                             Fund Decoder
Austin American Statesman                    Global Finance
Baltimore Sun                                (the) Guarantor
Bank Investment Marketing                    Hartford Courant
Barron's                                     Houston Chronicle
Bergen County Record (NJ)                    INC
Bloomberg Business News                      Indianapolis Star
B'nai B'rith Jewish Monthly                  Individual Investor
Bond Buyer                                   Institutional Investor
Boston Business Journal                      International Herald Tribune
Boston Globe                                 Internet
Boston Herald                                Investment Advisor
Broker World                                 Investment Company Institute
Business Radio Network                       Investment Dealers Digest
Business Week                                Investment Profiles
CBS and affiliates                           Investment Vision
CFO                                          Investor's Daily
Changing Times                               IRA Reporter
Chicago Sun Times                            Journal of Commerce
Chicago Tribune                              Kansas City Star
Christian Science Monitor                    KCMO (Kansas City)
Christian Science Monitor News Service       KOA-AM (Denver)
Cincinnati Enquirer                          Los Angeles Times
Cincinnati Post                              Leckey, Andrew (syndicated column)
CNBC                                         Lear's
CNN                                          Life Association News
Columbus Dispatch                            Lifetime Channel
CompuServe                                   Miami Herald
Dallas Morning News                          Milwaukee Sentinel
Dallas Times-Herald                          Money
Denver Post                                  Money Maker
Des Moines Register                          Money Management Letter
Detroit Free Press                           Morningstar
Donoghues Money Fund Report                  Mutual Fund Market News
Dorfman, Dan (syndicated column)             Mutual Funds Magazine
Dow Jones News Service                       National Public Radio
Economist                                    National Underwriter
FACS of the Week                             NBC and affiliates
Financial News Network                       New England Business
Financial Planning                           New England Cable News
Financial Planning on Wall Street            New Orleans Times-Picayune
Financial Research Corp.                     New York Daily News
Financial Services Week                      New York Times
Financial World                              Newark Star Ledger

Newsday                                      St. Louis Post Dispatch
Newsweek                                     St. Petersburg Times
Nightly Business Report                      Standard & Poor's Outlook
Orange County Register                       Standard & Poor's Stock Guide
Orlando Sentinel                             Stanger's Investment Advisor
Palm Beach Post                              Stockbroker's Register
Pension World                                Strategic Insight
Pensions and Investments                     Tampa Tribune
Personal Investor                            Time
Philadelphia Inquirer                        Tobias, Andrew (syndicated column)
Porter, Sylvia (syndicated column)           Toledo Blade
Portland Oregonian                           UPI
Prodigy                                      US News and World Report
Public Broadcasting Service                  USA Today
Quinn, Jane Bryant (syndicated column)       USA TV Network
Registered Representative                    Value Line
Research Magazine                            Wall St. Journal
Resource                                     Wall Street Letter
Reuters                                      Wall Street Week
Rocky Mountain News                          Washington Post
Rukeyser's Business (syndicated column)      WBZ
Sacramento Bee                               WBZ-TV
San Diego Tribune                            WCVB-TV
San Francisco Chronicle                      WEEI
San Francisco Examiner                       WHDH
San Jose Mercury                             Worcester Telegram
Seattle Post-Intelligencer                   World Wide Web
Seattle Times                                Worth Magazine
Securities Industry Management               WRKO
Smart Money

--------------------------------------------------------------------------------
                                   APPENDIX E
--------------------------------------------------------------------------------

                     ADVERTISING AND PROMOTIONAL LITERATURE

         References may be included in New England Funds' advertising and promotional literature to Nvest, L.P. and its affiliates that perform advisory and subadvisory functions for New England Funds including, but not limited to:
Back Bay Advisors(R), Harris Associates L.P., Loomis, Sayles & Company, L.P. ("Loomis Sayles"), Capital Growth Management Limited Partnership ("CGM") and Westpeak Investment Advisors, L.P. ("Westpeak"). Reference also may be made to the funds of their respective fund groups, namely, Loomis Sayles Funds and The Oakmark Funds.

         References may be included in New England Funds' advertising and promotional literature to other Nvest affiliates including, but not limited to, New England Investment Associates, L. P., AEW Capital Management, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management, Reich and Tang Mutual Funds Group, Jurika & Voyles and its fund group, Vaughan, Nelson, Scarborough & McConnell and Snyder Capital Management, Inc.

         References to subadvisers unaffiliated with Nvest, L.P. that perform subadvisory functions on behalf of New England Funds and their respective fund groups may be contained in New England Funds' advertising and promotional literature including, but not limited to, Janus Capital Corporation, Founders Asset Management, LLC, Montgomery Asset Management, LLC and Robertson, Stephens & Company Investment Management, L.P.

         New England Funds' advertising and promotional material may include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

[] Specific and general assessments and forecasts regarding U.S. and world economies, the economics of specific nations and their impact on the New England Funds

[] Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions

[] Specific and general investment philosophies, strategies, processes, techniques and types of analysis

[] Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

[] The corporate histories, founding dates and names of founders of the entities

[]       Awards, honors and recognition given to the firms

[] The names of those with ownership interest and the percentage of ownership

[] The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans

[] Current capitalization, levels of profitability and other financial and statistical information

[] Identification of portfolio managers, researchers, economists, principals and other staff members and employees

[] The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

[]       Current and historical statistics about:

         -total dollar amount of assets managed
         -New England Funds' assets managed in total and by fund
         -the growth of assets
         -asset types managed
         -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
         -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser

[] The general and specific strategies applied by the advisers in the management of New England Funds' portfolios including, but not limited to:

         -the pursuit of growth, value, income oriented, risk management or other strategies
         -the manner and degree to which the strategy is pursued
         -whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes
         -the types and characteristics of investments sought and specific portfolio holdings
         -the actual or potential impact and result from strategy implementation
          -through its own areas of expertise and operations, the value added by subadvisers to the management process
         -the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500
         -the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues.

[] Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England Funds. Any such references will indicate that New England Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' adviser and subadvisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

         In addition, communications and materials developed by New England Funds will make reference to the following information about Nvest, L.P. and its affiliates:

         Nvest, L.P. is one of the largest publicly traded managers in the U.S. and is listed on the New York Stock Exchange. Nvest, L.P. maintains over $100 billion in assets under management.

         In addition, promotional materials may include:

[] Specific and general references to New England Funds' multi-manager approach through Nvest affiliates and outside firms including, but not limited to, the following:

         -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from Nvest, L.P. and the other investment managers
         -other fund companies are limited to a "one size fits all" approach but New England Funds draws upon the talents of multiple managers whose expertise best matches the fund objective
         -in this and other contexts reference may be made to New England Funds' slogan "Where The Best Minds Meet"(R) and that New England Funds ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."

         Financial Adviser Services ("FAS"), a division of Nvest L.P., may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to Nvest, L.P.-affiliated fund groups including:
New England Funds, Loomis Sayles Funds, Oakmark Funds and Reich & Tang Funds.

         FAS will provide marketing support to Nvest, L.P.-affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of FAS and the types of services it provides, which may include: seminars; its 1-800 number, Web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

         References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

[] Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

[] Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

[] Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

         -past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans
         -information about the history, status and future trends of Social
          Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs
          -current and prospective ERISA regulation and requirements.

         Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the New England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

         -increased employee retention
         -reinforcement or creation of morale
         -deductibility of contributions for participants
         -deductibility of expenses for employers
         -tax deferred growth, including illustrations and charts
         -loan features and exchanges among accounts
         -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

[] Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including, but not limited to:

         -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
         -broad choice of investment options and competitive fees
         -plan sponsor and participant statements and notices
         -the plan prototype, summary descriptions and board resolutions -plan design and customized proposals
         -trusteeship, record keeping and administration
         -the services of State Street Bank, including, but not limited to, trustee services and tax reporting
         -the services of DST and BFDS, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements
         -the services of Trust Consultants Inc. (TCI), including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

[] Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

         -access to expertise on investments
         -assistance in interpreting past, present and future market trends and economic events
         -providing information to clients including participants during enrollment and on an ongoing basis after participation
         -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                       Registration Nos. 2-81614
                                                                        811-3658

                    NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Highlights for the Registrant are included in the prospectus filed as Part A hereof. The following financial statements are incorporated in the statement of additional information included in Part B hereof by reference to the annual report to shareholders for the fiscal year ended June 30, 1998, which was filed with the Commission on August, 1998.

                   (i)    Portfolio Composition
                   (ii)   Statement of Assets & Liabilities
                   (iii)  Statement of Operations
                   (iv)   Statement of Changes in Net Assets
                   (v)    Per Share Data and Ratios

     (b)    Exhibits:

                  1. Second Amended and Restated Agreement and Declaration of Trust dated September 10, 1993 and Amendment No. 2 thereto dated January 28, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 23, 1996.

                  2. Amended By-Laws dated May 8, 1985 are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 23, 1996.

                  3.  None.

                  4.  Rights of shareholders are described in Article III,
                      Section 6 of the Second Amended and Restated Agreement and Declaration of Trust incorporated by reference as Exhibit 1 to this Registration Statement.

                  5. (a) Advisory Agreement between Registrant and New England Funds Management, L.P. ("NEFM") dated May 1, 1998, filed herein.

                      (b) Subadvisory Agreement with the Registrant, NEFM and Back Bay Advisors, L.P. ("Back Bay Advisors") dated May 1, 1998, is filed herein.

                  6. (a) Distribution Agreement between the Registrant and New England Funds, L.P. dated May 1, 1991 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 23, 1996.

                      (b) Form of New England Funds, L.P. Dealer Agreement is incorporated herein by reference to Post Effective Amendment No. 23to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 20, 1997.

                  7.  None.

                  8. Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 21, 1983 and Amendment thereto dated September 12, 1991 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 23, 1996.

                  9. (a) Shareholder Servicing and Transfer Agency Agreement between Registrant and TNE Investment Services Corporation dated September 1, 1993 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 23, 1996.

                      (b) Sub-Transfer Agency and Service Agreement between TNE Investment Services Corporation and State Street Bank and Trust Company dated September 1, 1993 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 23, 1996.

                      (c) Powers of Attorney designating Edward A. Benjamin, Frank Nesvet, and Henry L.P. Schmelzer as attorneys to sign for Kenneth J. Cowan, Peter S. Voss, Henry L.P. Schmelzer, Graham T. Allison, Jr., Pendleton P. White, John A. Shane, Sandra O. Moose, Daniel M. Cain and Richard Darman are filed herein.

                 10.  None.

                 11. Consent of PricewaterhouseCoopers LLP is to Post Effective Amendment No. 24to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filedherein.

                 12.  None.

                 13.  None.

                 14. The following are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 23, 1996: (i) New England Funds, L.P. Tax Sheltered Custodial Account Agreement; (ii) New England Funds, L.P. Keogh Plan; (iii) New England Funds, L.P. Simplified Employee Pension Plan; (iv) New England Funds, L.P. Individual Retirement Account Prototype.

                 15.  Not applicable.

                 16. Schedule for calculation of performance data is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 23, 1996.

                 17.  Financial Data Schedule is filed herewith.

Item 25. Persons Controlled by or Under Common Control with Registrant

                 None.

Item 26. Number of Holders of Securities

                 The following table sets forth the number of record holders of each class of securities of the Registrant as of June 30, 1998:

                          (1)                                (2)
                     Title of Class                Number of Record Holders
                     --------------                ------------------------
                                                    Class A        Class B
                                                     2,648           33

                 Shares of beneficial interest, no par value

Item 27. Indemnification

                 See Article 4 of the Registrant's Amended By-Laws filed as
                 Exhibit 2 incorporated herein by reference.

                 In addition, New England Investment Companies, L.P. ("NEIC"), the parent company of the Trust's adviser and distributor, maintains a directors and officers liability insurance policy with maximum coverage of $15 million, under which the trustees and officers of the trust are names as insureds.

Item 28: Business and Other Connections of Investment Adviser

                 (a) Back Bay Advisors, which serves as subadviser to the Registrant, is a registered investment adviser that is wholly-owned by Nvest Companies, L.P. ("NEIC"), a New York Stock Exchange-listed company. Back Bay Advisors serves as investment adviser to a number of other registered investment companies.

                  Back Bay Advisors' general partner and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

          Name and Office with                               Name and Address of                           Nature of
            Back Bay Advisors                                Other Affiliations                           Connection
            -----------------                                ------------------                           ----------

Back Bay Advisors, Inc.                        None                                         None
General Partner

Charles T. Wallis, President and Chief         NEF Corporation                              Director
Executive Officer                              399 Boylston Street
                                               Boston, MA  02116

                                               Back Bay Advisors, Inc.                      President, Chief Executive Officer and
                                               399 Boylston Street                          Director
                                               Boston, MA 02116

Edgar M. Reed, Executive Vice President        Aetna Capital Management*                    Head of Fixed Income Management Group
and Chief Investment Officer                   151 Farmington Avenue
                                               Hartford, CT 06156

Scott A. Millimet, Executive Vice              Back Bay Advisors, Inc.                      Executive Vice President
President                                      399 Boylston Street
                                               Boston, MA 02116

Kimberly J. Forsyth, Senior Vice               None                                         None
President

Catherine Bunting, Senior Vice President       None                                         None

J. Scott Nicholson, Senior Vice President      None                                         None

Harold B. Bjornson, Vice President             None                                         None

Peter Palfrey, Vice President                  None                                         None

Nathan R. Wentworth, Vice President            None                                         None

Paul Zamagni, Vice President and               None
Treasurer

Eric Gutterson, Vice President                 None                                         None

                 (b) New England Funds Management, L.P., ("NEFM") a registered investment adviser that is wholly-owned byNvest, serves as investment adviser to the Registrant. NEFM, organized in 1995, also serves as investment adviser to most of the series of New England Funds Trust I, all of the series of New England Funds Trust II, New England Cash Management Trust and New England Equity Income Fund. NEFM's general partner, directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

          Name and Office with                               Name and Address of                           Nature of
                  NEFM                                       Other Affiliations                           Connection
          --------------------                               -------------------                           ---------

NEF Corporation                                None                                         None
General Partner

Henry L.P. Schmelzer,                          New England Funds, L.P.                      Managing Director, President and CEO
Managing Director, President and Chief         399 Boylston Street
Executive Officer                              Boston, MA  02116

                                               NEF Corporation                              President, and, CEO and Director
                                               399 Boylston Street
                                               Boston, MA  02116


                                               New England Funds Service                    Chief Executive Officer
                                               Corporation ("NEFSCO")
                                               399 Boylston Street
                                               Boston, MA  02116

                                               Back Bay Advisors, Inc.                      Director
                                               399 Boylston Street
                                               Boston, MA  02116

                                               New England Securities Corporation*          Director
                                               399 Boylston Street
                                               Boston, MA  02116

Frank Nesvet,                                  New England Funds, L.P.                      Managing Director, Senior Vice
Managing Director, Senior Vice                 399 Boylston Street                          President, and CFO and Fund Treasurer
President, and CFO and Fund Treasurer          Boston, MA  02116

                                               NEF Corporation                              Senior Vice President, and CFO and
                                               399 Boylston Street                          Treasurer
                                               Boston, MA  02116

                                               NEFSCO                                       Senior Vice President, General
                                               399 Boylston Street                          Counsel, Secretary and Clerk
                                               Boston, MA  02116

John E. Pelletier                              NEF Corporation                              Senior Vice President, General
Managing Director, Senior Vice                 399 Boylston Street                          Counsel, Secretary and Clerk
President, General Counsel, Assistant          Boston, MA
Secretary and Clerk

                                               New England Funds, L.P.                      Managing Director, Senior Vice
                                               399 Boylston Street                          President, General Counsel, Secretary
                                               Boston, MA  02116                            Clerk

                                               NEFSCO                                       Senior Vice President, General
                                               399 Boylston Street                          Counsel and Chief Legal Officer
                                               Boston, MA  02116

Bruce R. Speca,                                NEF Corporation                              Executive Vice President
Managing Director and Executive Vice           399 Boylston Street
President                                      Boston, MA  02116

                                               New England Funds, L.P.                      Managing Director and Executive Vice
                                               399 Boylston Street                          President
                                               Boston, MA  02116

                                               NEFSCO                                       Executive Vice President and Chief
                                               399 Boylston Street                          Operating Officer
                                               Boston, MA  02116

Scott E. Wennerholm                            New England Funds, L.P.                      Managing Director, Senior Vice
Managing Director, Senior Vice President       399 Boylston Street                          President and Chief Financial Officer
and Chief Financial Officer                    Boston, MA  02116

                                               NEFSCO                                       Executive Vice President and Chief
                                               399 Boylston Street                          Operating Officer
                                               Boston, MA  02116

                                               NEF Corporation                              Senior Vice President and Chief
                                               399 Boylston Street                          Financial Officer
                                               Boston, MA  02116

                                               New England Funds, L.P.                      Senior Vice President
                                               399 Boylston Street
                                               Boston, MA  02116

                                               NEFSCO                                       Senior Vice President and Chief
                                               399 Boylston Street                          Financial Officer
                                               Boston, MA  02116

Peter H. Duffy                                 NEF Corporation                              Vice President
Vice President                                 399 Boylston Street
                                               Boston, MA  02116

Christopher Wilson                             New England Funds, L.P.                      Managing Director and Senior Vice
Managing Director and Senior                   399 Boylston Street                          President
Vice President                                 Boston, MA  02116

                                               New England Funds, L.P.                      Vice President
                                               399 Boylston Street
                                               Boston, MA  02116

                                               NEF Corporation                              Senior Vice President
                                               399 Boylston Street
                                               Boston, MA  02116

                                               NEFSCO                                       Senior Vice President
                                               399 Boylston Street
                                               Boston, MA  02116

James H. Davis                                 New England Funds, L.P.                      Managing Director and Senior Vice
Managing Director and Senior Vice              399 Boylston Street                          President
President                                      Boston, MA  02116

                                               NEF Corporation                              Senior Vice President
                                               399 Boylston Street
                                               Boston, MA  02116

                                               NEFSCO                                       Senior Vice President
                                               399 Boylston Street
                                               Boston, MA  02116

Caren I. Leedom                                New England Funds, L.P.                      Managing Director and Senior Vice
Managing Director and Senior Vice              399 Boylston Street                          President
President                                      Boston, MA  02116

                                               NEF Corporation                              Senior Vice President
                                               399 Boylston Street
                                               Boston, MA  02116

                                               NEFSCO                                       Senior Vice President
                                               399 Boylston Street
                                               Boston, MA  02116

Raymond K. Girouard                            New England Funds, L.P.                      Senior Vice President, Comptroller
Senior Vice President and Assistant            399 Boylston Street                          and Assistant Treasurer
Treasurer                                      Boston, MA  02116

                                               NEF Corporation                              Senior Vice President, Assistant and
                                               399 Boylston Street                          Comptroller
                                               Boston, MA  02116

                                               NEFSCO                                       Senior Vice President, Comptroller
                                               399 Boylston Street                          and Assistant Treasurer
                                               Boston, MA  02116

Robert E. O'Hare                               NEF Corporation                              Vice President, Senior Counsel
Vice President, Senior Counsel,                399 Boylston Street                          Assistant Secretary and Assistant
Assistant Secretary and Assistant Clerk        Boston, MA  02116                            Clerk

                                               New England Funds, L.P.                      Vice President Senior Counsel
                                               399 Boylston Street                          Assistant Secretary and Assistant
                                               Boston, MA  02116                            Clerk

                                               NEFSCO                                       Vice President, Senior Counsel
                                               399 Boylston Street                          Assistant Secretary and Assistant
                                               Boston, MA  02116                            Clerk

Martin G. Dyer                                 NEF Corporation                              Vice President and Assistant Secretary
Vice President and Assistant Secretary         399 Boylston Street
                                               Boston, MA  02116

                                               New England Funds, L.P.                      Vice President and Assistant Secretary
                                               399 Boylston Street
                                               Boston, MA  02116

                                               NEFSCO                                       Vice President and Assistant Secretary
                                               399 Boylston Street
                                               Boston, MA  02116

Ralph M. Greggs                                None                                         None
Senior Vice President

                                               New England Funds, L.P.                      Senior Vice President
                                               399 Boylston Street
                                               Boston, MA  02116

Beatriz A. Pina-Smith                          NEF Corporation                              Vice President and Assistant
Vice President and Assistant Treasurer         399 Boylston Street                          Treasurer and Assistant Controller
                                               Boston, MA  02116

                                               New England Funds, L.P.                      Vice President and Assistant
                                               399 Boylston Street                          Treasurer and Assistant Controller
                                               Boston, MA  02116

Item 29. Principal Underwriters

(a) New England Funds, L.P., the Registrant's principal underwriter, also serves as principal underwriter for:

            New England Funds Trust I
            New England Funds Trust II
            New England Funds Trust III
            New England Cash Management Trust

(b) The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their addresses are as follows:

                                                  Positions and Offices with                       Positions and Offices
                   Name                             Principal Underwriter                             with Registrant
                   ----                             ---------------------                             ---------------

NEF Corporation                         General Partner                                     None

Henry L.P. Schmelzer                    Managing Director, President and Chief              President and Trustee
                                        Executive Officer

Bruce R. Speca                          Managing Director and Executive Vice President      Executive Vice President

Frank Nesvet                            Managing Director, Senior Vice President and        Treasurer
                                        Chief Financial Officer

James H. Davis                          Managing Director and Senior Vice President         None

Caren I. Leedom                         Managing Director and Senior Vice President         None

Raymond K. Girouard                     Senior Vice President, Treasurer and                None
                                        Controller

Frank S. Maselli                        Senior Vice President                               None

Rayona T. Bennett                       Vice President                                      None

Elizabeth P. Burns                      Vice President                                      None

Peter H. Duffy                          Vice President                                      Assistant Treasurer

Martin G. Dyer                          Vice President and Assistant Secretary              None

Tracy A. Fagan                          Vice President                                      None

Philip J. Graham Jr.                    Vice President                                      None

Ralph M. Greggs                         Vice President                                      None

Lynne H. Johnson                        Vice President                                      None

David E. Kaplan                         Vice President                                      None

Marie G. McKenzie                       Vice President                                      None

Lynda A. Nelson                         Vice President                                      None

Robert E. O'Hare                        Vice President, Senior Counsel, Assistant           Assistant Secretary
                                        Secretary and Assistant Clerk

Kristine E. Swanson                     Vice President                                      None

Beatriz A. Pina-Smith                   Vice President and Assistant Controller             None

Sharon M. Wratchford                    Vice President                                      None

         The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)      Not applicable.

Item 30. Location of Accounts and Records

         The following companies maintain possession of the documents required by the specified rules:

         (a)    Registrant
                Rule 31a-1(b) (4)
                Rule 31a-2(a)

         (b)    State Street Bank and Trust Company
                225 Franklin Street
                Boston, Massachusetts 02110
                Rule 31a-1(a)
                Rule 31a-1(b) (1), (2), (3), (5), (6), (7), (8)
                Rule 31a-2(a)

         (c) Back Bay Advisors, L.P. 399 Boylston Street Boston, Massachusetts 02116 Rule 31a-1(a) (9), (10), (11); (f) Rule
                31a-2(a); (e)

         (d) New England Funds, L.P. 399 Boylston Street Boston, Massachusetts 02116 Rule 31a - 1(d) Rule 31a - 2(c)

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant undertakes to provide its annual report to any person who receives the prospectus and who requests the annual report.

                    NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 25 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 28th day of August, 1998.



                                             NEW ENGLAND TAX EXEMPT
                                             MONEY MARKET TRUST

                                             By: PETER S. VOSS*
                                                 ---------------------
                                                 Peter S. Voss
                                                 Chief Executive Officer




                                            *By: /s/ FRANK NESVET
                                                 ---------------------
                                                     Frank Nesvet
                                                     Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to Registration Statement No. 2-81614 has been signed below by the following persons in the capacities and on the date indicated.


         Signature                          Title                    Date
                                  Chairman of the Board;
                                    Chief Executive
                                    Officer; Principal
PETER S. VOSS*                      Executive Officer;          August 28, 1998
--------------------------          Trustee
Peter S. Voss

/s/ FRANK NESVET                  Treasurer                     August 28, 1998
--------------------------
Frank Nesvet

HENRY L. P. SCHMELZER*            Trustee and President         August 28, 1998
--------------------------
Henry L. P. Schmelzer

GRAHAM T. ALLISON, JR.*           Trustee                       August 28, 1998
--------------------------
Graham T. Allison, Jr.

DANIEL M. CAIN*                   Trustee                       August 28, 1998
--------------------------
Daniel M. Cain

KENNETH J. COWAN*                 Trustee                       August 28, 1998
--------------------------
Kenneth J. Cowan

RICHARD DARMAN*                   Trustee                       August 28, 1998
--------------------------
Richard Darman

SANDRA O. MOOSE*                  Trustee                       August 28, 1998
--------------------------
Sandra O. Moose

JOHN A. SHANE*                    Trustee                       August 28, 1998
--------------------------
John A. Shane

PENDLETON P. WHITE*               Trustee                       August 28, 1998
--------------------------
Pendleton P. White


                                            *By: /s/ FRANK NESVET
                                                 ---------------------
                                                     Frank Nesvet
                                                     Attorney-in-Fact
                                                     August 28, 1998

                            N-1A EXHIBITS ITEM 24(B)

  EXHIBIT NUMBER                             EXHIBIT
  --------------                             -------

   5 (a) Advisory Agreement between the Registrant and New England Funds Management, L.P.

   5 (b) Subadvisory Agreement among Registrant, New England Funds Management L.P. and Back Bay Advisors, L.P.

   9  (c)             Power of Attorney

   11                 Consent of PricewaterhouseCoopers LLP

   17                 Financial data schedule